UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)    (Zip code)

Craig S. Tyle,

One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 10/31/18

Item 1.	Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter

October 31, 2018

Franklin Federal Tax-Free Income Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

The six months ended October 31, 2018, benefited from mostly upbeat economic data as the U.S. job market continued to strengthen and the unemployment rate declined. Accordingly, the U.S. Federal Reserve (Fed), under new chairman Jerome Powell, increased its federal funds rate by 0.25% at its June and September 2018 meetings, bringing the rate from 1.75% at the start of the period to 2.25% by period-end. In its September meeting, the Fed cited growing business investment and household spending as further evidence of strong economic growth. The Fed also stated that inflation remained stable and that longer-term inflation expectations had changed little.

During the six-month period, the municipal bond market posted modest performance similar to other U.S. fixed income classes, with generally higher returns for shorter-term and lower-rated municipal bonds. Factors contributing to this positive investment environment for municipals included relatively low inflation, increased employment, the strength of the U.S. economy and international political concerns. Against the backdrop of rising interest rates and increasing market volatility, municipal bonds performed relatively well compared to other fixed income sectors, as supply and demand patterns remained favorable overall.

Franklin Federal Tax-Free Income Fund’s semiannual report includes more detail about municipal bond market conditions and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com, you can find updated commentary by our municipal bond experts. Municipal bonds can provide tax-free income and diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding income component. Please remember all securities markets fluctuate, as do mutual fund share prices.

As always, we recommend investors consult their financial advisors to help them make the best decisions for the long term. In a constantly changing market environment, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us. We appreciate

Not FDIC Insured | May Lose Value | No Bank Guarantee

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your confidence in us and encourage you to contact us when you have questions about your Franklin Templeton tax-free investment.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Federal Tax-Free Income Fund

Sheila Amoroso

Rafael R. Costas Jr.

Senior Vice Presidents and Co-Directors

Franklin Municipal Bond Department

This letter reflects our analysis and opinions as of October 31, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin Federal Tax-Free Income Fund

This semiannual report for Franklin Federal Tax-Free Income Fund covers the period ended October 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in investment-grade municipal securities that pay interest free from such taxes.1

Credit Quality Composition*

10/31/18

Ratings	% of Total Investments
AAA	12.36%
AA	46.99%
A	23.08%
BBB	2.78%
Below Investment Grade	1.35%
Refunded	12.35%
Not Rated	1.09%

* Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.62 on September 10, 2018, to $11.47 on October 31, 2018. The Fund’s Class A shares paid dividends totaling 3.50 cents per share in October.2 The Performance Summary beginning on page 6 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.51% based on an annualization of October’s 3.50 cent per share dividend and the maximum offering price of $11.98 on October 31, 2018. An investor in the 2018 maximum federal personal income tax bracket of 37.00% (plus 3.80% Medicare tax) would need to earn a distribution rate of 5.93% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Municipal Bond Market Overview

The financial markets experienced volatility toward the end of the six-month reporting period due to trade concerns and geopolitical stress. Both long-term U.S. Treasury and municipal bond yields rose during the month of October, with the yield on 30-year U.S. Treasury bonds rising 20 basis points and the yield on Bloomberg Barclays Municipal Long (22+ Years) Bond Index rising about 21 basis points.3 However, over the six-month period under review, the municipal bond market outperformed the U.S. Treasury and corporate bond markets but underperformed U.S. equity markets. Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, generated a +0.46% total return for the period, while U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, had a -0.16% total return, and investment-grade corporate bonds, as measured by the Bloomberg Barclays U.S. Corporate Bond Index, had a -0.55% total return.4 U.S. stocks, as represented by the Standard &

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bloomberg.

4. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 14.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Poor’s® 500 Index (S&P 500®), outperformed the fixed income markets with a +3.40% total return.4 However, during the month of October, the S&P 500 significantly underperformed the fixed income markets with a -6.84% total return for the month.4 In times of equity market volatility, we believe it is important to remember that historically, municipal bonds offer a low correlation to stocks and can help partially offset stock declines in a balanced portfolio.

The municipal yield curve steepened during the period, and credit spreads widened toward period-end. Municipal bonds with longer maturities generally underperformed bonds with shorter maturities during the six-month period. However, performance for high yield municipal bonds was more mixed during the period. During the month of October, high yield municipal bonds underperformed higher quality bonds, as the Bloomberg Barclays Municipal Bond Index had a -0.62% total return, while the Bloomberg Barclays High Yield Municipal Bond Index had a -1.12% total return.4 However, for the full six-month period, high yield municipal bonds outperformed their investment grade counterparts, with the Bloomberg Barclays High Yield Municipal Bond Index posting a +2.08% total return, compared with +0.46% for the Bloomberg Barclays Municipal Bond Index.4

What is the yield curve?

A yield curve is a line that plots the yield to maturity of bonds having equal credit quality against their maturity dates.

Municipal issuance during the reporting period totaled nearly $189 billion, approximately a 7% decline from total issuance in the preceding six-month period (ended April 30, 2018).5 The fourth quarter of the calendar year is typically a heavy period for municipal bond issuance, and that has been the case so far in 2018, with October issuance reaching approximately $33 billion.5 On a year-over-year basis, issuance remains diminished as the Tax Cuts and Jobs Act of 2017 eliminated advanced refundings beginning in January 2018. Year-to-date 2018 issuance is nearly $286 billion, which represents approximately a 14% decline from the same time period in 2017.5 However, heavy dealer inventories and selling pressures in 2018 led municipals to have a -1.01% total return year-to-date in 2018, as measured by the Bloomberg Barclays Municipal Bond Index.4 Municipals performed better than U.S.

Dividend Distributions*
5/1/18–10/31/18

	Dividend per Share (cents)
Month	Class A**	Class A1	Class C	Class R6	Advisor Class
May	—	3.65	3.10	3.78	3.74
June	—	3.65	3.11	3.77	3.74
July	—	3.65	3.11	3.77	3.74
August	—	3.65	3.11	3.77	3.74
September	—	3.65	3.11	3.78	3.74
October	3.50	3.65	3.11	3.78	3.74
Total	3.50	21.90	18.65	22.65	22.44

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Effective 9/10/18, the Fund began offering A Class shares. See the prospectus for details.

Treasuries year-to-date, which had a -2.14% total return during the same period, as measured by the Bloomberg Barclays U.S. Treasury Index.4

The technical environment for municipal bonds was challenged toward the end of the period. After accounting for redemptions (bonds that matured or were called out of the market), net issuance turned negative in the first three quarters of 2018, standing at -$40 billion.6 According to the Investment Company Institute, municipal bond funds reported net inflows in the first four months of the six-month period, with net outflows in September and October. In aggregate, investors placed approximately $2.4 billion into municipal bond funds during the reporting period.7

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at both its June and September 2018 meetings. The target range stood at 2.00%–2.25% at period-end. The Fed also increased the discount rate 0.25% at both the June and September 2018 meetings, to finish the period at 2.75%. After the Fed’s anticipated September rate hike, it noted in its press release that “the labor market has continued to strengthen and that economic activity has been rising at a strong rate.” In total, the Fed raised the target range three times in 2017 (March, June and December), as well as three times so far in 2018 (March, June and September).

5. Source: The Bond Buyer, Thomson Reuters.

6. Source: Barclays Municipal Credit Research.

7. Source: Investment Company Institute.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Portfolio Composition
10/31/18

% of Total Investments*
Refunded**	20.28%
Utilities	17.76%
Transportation	15.48%
Hospital & Health Care	12.38%
General Obligation	10.42%
Subject to Government Appropriations	7.29%
Tax-Supported	6.59%
Higher Education	5.70%
Other Revenue	2.70%
Corporate-Backed	0.79%
Housing	0.61%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

Several developments affected Puerto Rico bonds over the reporting period. Please visit franklintempleton.com/ investor/products/fund-resources/puerto-rico for the latest Puerto Rico updates from Franklin Templeton.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities, while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach. This means we generally hold securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.

Manager’s Discussion

Our value-oriented philosophy of investing primarily for income and stability of principal, when combined with a positive-sloping municipal yield curve, in which yields for longer term bonds are higher than those for shorter term bonds, led us to favor longer term bonds during the period under review. Consistent with our strategy, we sought to remain invested in bonds ranging from 20 to 30 years in maturity with good call features. Our relative-value, income-oriented philosophy also led the Fund to maintain its positions in higher coupon bonds, which provided income performance during the reporting period. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Puerto Rico and its municipal issuers continue to experience significant financial difficulties. We continue to monitor the developments as they pursue resolutions. The Fund holds a very small portion of its assets in Puerto Rico bonds, which increased in price over the reporting period.

Thank you for your continued participation in Franklin Federal Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Performance Summary as of October 31, 2018

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 10/31/18

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]
A3
6-Month	+0.04%	-4.21%
1-Year	-0.65%	-4.87%
5-Year	+16.74%	+2.25%
10-Year	+59.99%	+4.36%

Advisor
6-Month	+0.11%	+0.11%
1-Year	-0.53%	-0.53%
5-Year	+17.39%	+3.26%
10-Year	+61.88%	+4.93%

Share Class	Distribution Rate[4]	Taxable Equivalent Distribution Rate[5]	30-Day Standardized Yield[6]	Taxable Equivalent 30-Day Standardized Yield[5]
A	3.51%	5.93%	2.13%	3.60%
Advisor	3.91%	6.60%	2.49%	4.21%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	10/31/18	9/10/18	4/30/18	Change
A (FFQAX)	$11.47	$11.62	N/A	-$0.15
A1 (FKTIX)	$11.47	N/A	$11.68	-$0.21
C (FRFTX)	$11.46	N/A	$11.68	-$0.22
R6 (FFTQX)	$11.48	N/A	$11.69	-$0.21
Advisor (FAFTX)	$11.48	N/A	$11.69	-$0.21

Distributions (5/1/18–10/31/18)

Share Class	Net Investment Income
A (9/10/18–10/31/18)	$0.0350
A1	$0.2190
C	$0.1865
R6	$0.2265
Advisor	$0.2244

Total Annual Operating Expenses[7]

Share Class
A	0.77%
Advisor	0.52%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund holds a very small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available. Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.

4. Distribution rate is based on an annualization of the respective class’s October dividend and the maximum offering price (NAV for Advisor Class) per share on 10/31/18.

5. Taxable equivalent distribution rate and yield assume the 2018 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 5/1/18[1]	Ending Account Value 10/31/18	Expenses Paid During Period 5/1/18–10/31/18[2,3]	Ending Account Value 10/31/18	Expenses Paid During Period 5/1/18–10/31/18[3]	Net Annualized Expense Ratio
A	$1,000	$ 990.10	$1.08	$1,021.27	$3.97	0.78%
A1	$1,000	$ 1,000.60	$3.18	$1,022.03	$3.21	0.63%
C	$1,000	$ 997.00	$5.94	$1,019.26	$6.01	1.18%
R6	$1,000	$ 1,001.30	$2.47	$1,022.74	$2.50	0.49%
Advisor	$1,000	$ 1,001.10	$2.67	$1,022.53	$2.70	0.53%

1. For Classes A1, C, R6 and Advisor, 5/1/18 for Actual and Hypothetical. For Class A, 9/10/18 for Actual and 5/1/18 for Hypothetical.

2. For Classes A1, C, R6 and Advisor, 5/1/18–10/31/18. For Class A, 9/10/18–10/31/18.

3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period. The multiplier is 51/365 for Actual Class A expenses to reflect the number of days since inception.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Financial Highlights

Period Ended October 31, 2018 (unaudited)[a]
Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.62

Income from investment operations[b]:

Net investment income[c]	0.06

Net realized and unrealized gains (losses)	(0.17)

Total from investment operations	(0.11)

Less distributions from net investment income	(0.04)

Net asset value, end of period	$11.47

Total return[d]	(0.99)%

Ratios to average net assets[e]

Expenses[f]	0.78%

Net investment income	3.47%

Supplemental data

Net assets, end of period (000’s)	$247,424

Portfolio turnover rate	8.05%

aFor the period September 10, 2018 (effective date) to October 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended October 31, 2018 (unaudited)	Year Ended April 30,
		2018	2017	2016	2015	2014

Class A1

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.68	$12.02	$12.48	$12.45	$12.22	$12.79

Income from investment operations[a]:

Net investment income[b]	0.21	0.44	0.47	0.48	0.47	0.49

Net realized and unrealized gains (losses)	(0.20)	(0.34)	(0.47)	0.02	0.23	(0.57)

Total from investment operations	0.01	0.10	—	0.50	0.70	(0.08)

Less distributions from net investment income .	(0.22)	(0.44)	(0.46)	(0.47)	(0.47)	(0.49)

Net asset value, end of period	$11.47	$11.68	$12.02	$12.48	$12.45	$12.22

Total return[c]	0.06%	0.85%	0.01%	4.16%	5.82%	(0.49)%

Ratios to average net assets[d]

Expenses.	0.63%[e]	0.63%	0.62%	0.61%	0.62%	0.62%

Net investment income	3.62%	3.66%	3.82%	3.87%	3.80%	4.11%

Supplemental data

Net assets, end of period (000’s)	$7,978,468	$8,616,659	$9,342,715	$8,384,079	$8,505,853	$8,243,367

Portfolio turnover rate	8.05%	16.46%	13.86%	6.07%	5.49%	8.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended October 31, 2018 (unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.68		$12.01	$12.47	$12.44	$12.21	$12.78

Income from investment operations[a]:

Net investment income[b]	0.18		0.37	0.40	0.41	0.40	0.43

Net realized and unrealized gains (losses)	(0.21)		(0.32)	(0.47)	0.03	0.23	(0.58)

Total from investment operations	(0.03)		0.05	(0.07)	0.44	0.63	(0.15)

Less distributions from net investment income .	(0.19)		(0.38)	(0.39)	(0.41)	(0.40)	(0.42)

Net asset value, end of period	$11.46		$11.68	$12.01	$12.47	$12.44	$12.21

Total return[c]	(0.30)%		0.37%	(0.55)%	3.59%	5.24%	(1.05)%

Ratios to average net assets[d]

Expenses.	1.18%	[e]	1.18%	1.17%	1.16%	1.17%	1.17%

Net investment income	3.07%		3.11%	3.27%	3.32%	3.25%	3.56%

Supplemental data

Net assets, end of period (000’s)	$897,017		$1,220,402	$1,411,391	$1,215,034	$1,166,771	$1,120,471

Portfolio turnover rate	8.05%		16.46%	13.86%	6.07%	5.49%	8.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	11

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended October 31, 2018 (unaudited)		Year Ended April 30, 2018[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.69		$12.03

Income from investment operations[b]:

Net investment income[c]	0.22		0.34

Net realized and unrealized gains (losses)	(0.20)		(0.38)

Total from investment operations	0.02		(0.04)

Less distributions from net investment income	(0.23)		(0.30)

Net asset value, end of period	$11.48		$11.69

Total return[d]	0.13%		(0.32)%

Ratios to average net assets[e]

Expenses	0.49%	[f]	0.49%[g]

Net investment income	3.76%		3.80%

Supplemental data

Net assets, end of period (000’s)	$175,060		$365,406

Portfolio turnover rate	8.05%		16.46%

aFor the period August 1, 2017 (effective date) to April 30, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended October 31, 2018 (unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.69		$12.03	$12.49	$12.46	$12.23	$12.80

Income from investment operations[a]:

Net investment income[b]	0.22		0.45	0.48	0.49	0.49	0.50

Net realized and unrealized gains (losses)	(0.21)		(0.33)	(0.47)	0.03	0.22	(0.57)

Total from investment operations	0.01		0.12	0.01	0.52	0.71	(0.07)

Less distributions from net investment income .	(0.22)		(0.46)	(0.47)	(0.49)	(0.48)	(0.50)

Net asset value, end of period	$11.48		$11.69	$12.03	$12.49	$12.46	$12.23

Total return[c]	0.11%		0.95%	0.11%	4.26%	5.92%	(0.39)%

Ratios to average net assets[d]

Expenses	0.53%	[e]	0.53%	0.52%	0.51%	0.52%	0.52%

Net investment income	3.72%		3.76%	3.92%	3.97%	3.90%	4.21%

Supplemental data

Net assets, end of period (000’s)	$1,197,508		$1,207,490	$1,633,602	$1,443,272	$1,689,267	$1,314,233

Portfolio turnover rate	8.05%		16.46%	13.86%	6.07%	5.49%	8.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Statement of Investments, October 31, 2018 (unaudited)

	Principal Amount	Value
Municipal Bonds 99.7%
Alabama 1.4%
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%, 9/01/42	$14,300,000	$15,178,020
Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	6,000,000	6,437,760
Alabama State Public Health Care Authority Lease Revenue, Department of Public Health Facilities, Refunding, 5.00%, 9/01/44	17,085,000	18,437,449
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	20,000,000	20,998,000
Birmingham Water Works Board Water Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.125%, 1/01/34	5,600,000	5,630,352
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/39	5,000,000	5,028,100
Series B, 5.00%, 1/01/38	3,500,000	3,766,280
Series B, 5.00%, 1/01/43	8,000,000	8,585,920
Subordinate, Refunding, Series B, 5.00%, 1/01/43.	10,000,000	10,960,000
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30	5,250,000	5,452,702
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37	5,000,000	5,187,800
Chilton County Health Care Authority Limited Obligation Sales Tax Revenue, Chilton County Hospital Project, Series A, 5.00%, 11/01/40	8,425,000	7,583,174
Limestone County Water and Sewer Authority Water Revenue, BAM Insured, 5.00%, 12/01/45	10,500,000	11,354,175
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	11,300,000	12,228,634
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,393,294

		145,221,660

Alaska 0.9%
Alaska Municipal Bond Bank GO,
Refunding, Series Three, 5.25%, 10/01/36	16,045,000	17,849,581
Refunding, Series Three, 5.00%, 10/01/39	12,950,000	14,056,966
Alaska State Industrial Development and Export Authority Revenue, Providence Health and Services, Series A, 5.00%, 10/01/40.	10,000,000	10,508,100
Alaska State International Airports System Revenue, Refunding, Series C, 5.00%, 10/01/33	12,565,000	13,119,368
Anchorage Electric Revenue, senior lien, Refunding, Series A, 5.00%, 12/01/41	8,875,000	9,643,752
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, Pre-Refunded, 6.00%, 9/01/32	30,000,000	30,992,700

		96,170,467

Arizona 2.9%
Arizona Board of Regents Arizona State University System Revenue, Series C, 5.00%, 7/01/42	9,000,000	9,906,570
Arizona Board of Regents University of Arizona System Revenue, Speed, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/44	10,000,000	10,839,300
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	8,743,270
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/27	14,440,000	14,808,798
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	10,275,200
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,124,950
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	8,292,960
Arizona State Lottery Revenue, Department of Administration, Series A, AGMC Insured, 5.00%, 7/01/27	15,000,000	15,446,250
Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C, 5.00%, 7/01/38	15,500,000	16,716,905
Lake Havasu Wastewater System Revenue, senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/40	15,000,000	16,354,350
Maricopa County IDA Senior Living Facilities Revenue, Christian Care Retirement Apartments Inc. Project, Refunding, Series A, 5.00%, 1/01/36	5,000,000	5,420,400
Maricopa County IDAR, Banner Health, Series A, 4.00%, 1/01/41	10,000,000	9,883,600
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	10,127,700

14	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Mesa Utility Systems Revenue, 4.00%, 7/01/36	$19,000,000	$19,342,950
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Refunding, Series D, 4.00%, 7/01/40	25,000,000	24,677,500
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/40.	24,000,000	25,123,440
Phoenix Civic Improvement Corp. Distribution Revenue,
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/32	6,000,000	7,345,500
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/34	5,000,000	6,184,000
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/35	9,860,000	12,234,091
Phoenix Civic Improvement Corp. Water System Revenue,
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/32.	21,095,000	21,528,080
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/34.	10,000,000	10,205,300
Pima County IDA Lease Revenue, Clark County Detention Facility Project, 5.00%, 9/01/39	20,000,000	20,045,000
Pima County Sewer System Revenue, Obligations, AGMC Insured, Pre-Refunded, 5.00%, 7/01/25	7,000,000	7,327,670
Pinal County Electrical District No. 3 Electric System Revenue, Pre-Refunded, 5.25%, 7/01/36	10,000,000	10,790,000

		306,743,784

Arkansas 0.5%
Bentonville School District No. 6 GO, Benton County, Construction and Refunding, Series B, 4.00%, 6/01/47	27,935,000	27,839,742
University of Arkansas Revenue,
Various Facilities, Fayetteville Campus, 5.00%, 11/01/47	6,500,000	7,209,930
Various Facilities, Fayetteville Campus, Series B, 5.00%, 11/01/37	3,100,000	3,329,989
Various Facilities, Fayetteville Campus, Series B, 5.00%, 11/01/42	9,360,000	10,031,767

		48,411,428

California 11.5%
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/34	9,530,000	9,662,181
California Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,230,700
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,391,200
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	29,244,180
California State Economic Recovery GO, Series A, Pre-Refunded, 5.25%, 7/01/21	28,580,000	29,261,633
California State Educational Facilities Authority Revenue, Carnegie Institution of Washington, Refunding, Series A, 5.00%, 7/01/40	24,525,000	25,582,763
California State GO,
Refunding, NATL Insured, 5.00%, 10/01/32	20,000	20,051
Various Purpose, 5.90%, 4/01/23	1,200,000	1,220,064
Various Purpose, 5.00%, 10/01/29.	15,000,000	15,417,750
Various Purpose, 6.00%, 4/01/38	64,630,000	65,688,639
Various Purpose, 6.00%, 11/01/39.	25,000,000	25,967,250
Various Purpose, 5.25%, 11/01/40.	50,000,000	52,994,000
Various Purpose, AGMC Insured, 6.00%, 4/01/38	30,000,000	30,491,400
Various Purpose, FGIC Insured, 6.00%, 5/01/20	850,000	867,808
Various Purpose, Pre-Refunded, 6.00%, 4/01/38.	35,370,000	36,013,027
Various Purpose, Refunding, 5.25%, 3/01/30	30,000,000	31,252,800
Various Purpose, Refunding, 6.00%, 3/01/33	12,000,000	12,647,880
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	26,085,250

franklintempleton.com	Semiannual Report	15

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Public Works Board Lease Revenue,
Department of Education, Riverside Campus Project, Series B, Pre-Refunded, 6.125%, 4/01/28	$2,740,000	$2,791,238
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded, 6.00%, 4/01/27	3,980,000	4,052,356
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded, 6.125%, 4/01/29	5,000,000	5,093,500
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	19,438,920
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	13,412,871
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/28	13,030,000	14,093,769
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/29	21,000,000	22,693,020
Various Capital Projects, Series G, Subseries G-1, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/24	5,000,000	5,158,350
Various Capital Projects, Series I, Pre-Refunded, 6.125%, 11/01/29	29,300,000	30,579,531
California Statewide CDA, PCR, Southern California Edison Co., Refunding, Series A, 4.50%, 9/01/29	14,830,000	15,351,571
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.375%, 8/01/34	25,000,000	25,680,500
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, 6.20%, 8/01/29	3,250,000	4,127,890
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, 6.80%, 8/01/39	8,500,000	10,870,395
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, zero cpn., 8/01/39	7,500,000	3,018,450
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/35	23,800,000	24,425,940
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter, 1/15/30	15,475,000	13,919,298
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	20,000,000	17,872,000
Refunding, Series A, 5.75%, 1/15/46	25,000,000	27,968,250
Refunding, Series A, 6.00%, 1/15/49	20,000,000	22,838,200
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation,
Election of 2002, Series D, Pre-Refunded, zero cpn., 8/01/39	45,000,000	10,323,450
Jefferson UHSD San Mateo County GO,
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/35	10,500,000	3,172,050
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/40	10,000,000	1,995,200
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/41	13,590,000	2,493,357
Los Angeles Community College District GO, Election of 2008, Series C, Pre-Refunded, 5.25%, 8/01/39 .	30,000,000	31,750,200
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	25,485,000	26,419,535
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40.	50,000,000	51,833,500
Los Angeles Department of Water and Power Revenue, Power System, Series B, 5.00%, 7/01/31	20,000,000	22,215,600
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	38,445,262
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	16,739,125
New Haven USD,
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/31	2,055,000	1,276,566
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/32	7,830,000	4,622,910
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/33	7,660,000	4,296,188
Pomona USD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/29	5,585,000	5,721,553
Rialto USD, GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn., 8/01/36	20,000,000	9,207,200

16	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured Guaranty, 5.75%, 8/01/29	$13,315,000	$13,656,796
San Diego Public Facilities Financing Authority Water Revenue, Series B, Pre-Refunded, 5.375%, 8/01/34	15,000,000	15,408,300
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/31	10,000,000	10,133,900
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, senior lien, ETM, zero cpn., 1/01/23	7,000,000	6,369,440
senior lien, Refunding, Series A, 5.00%, 1/15/34	50,000,000	53,944,000
San Jose USD Santa Clara County GO, Election of 2012, Series E, 4.00%, 8/01/42	10,600,000	10,779,776
San Mateo UHSD,
GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	16,502,200
GO, Capital Appreciation, Election of 2010, Series A, zero cpn. to 9/01/28, 6.45% thereafter, 9/01/33	6,065,000	4,747,864
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	50,000,000	42,824,500
Santa Ana USD,
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn., 8/01/35	10,000,000	5,117,900
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn., 8/01/36	18,865,000	9,132,169
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn., 8/01/37	10,000,000	4,596,000
Santa Clara County GO, Election of 2008, Series A, Pre-Refunded, 5.00%, 8/01/34	25,000,000	25,611,250
Upland USD, GO, San Bernardino County, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/39 .	50,075,000	13,669,474
Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	3,000,000	3,057,090
West Contra Costa USD,
GO, Contra Costa County, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/29	10,000,000	6,967,900
GO, Contra Costa County, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/30	20,845,000	13,803,142
GO, Contra Costa County, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/31	20,000,000	12,580,600
GO, Contra Costa County, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/32	10,730,000	6,403,879
Whittier UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, Series A, zero cpn., 8/01/34	20,000,000	7,621,000

		1,202,863,501

Colorado 2.6%
Colorado Health Facilities Authority Revenue,
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/41	5,000,000	5,405,500
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/44	10,200,000	11,006,310
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45	19,000,000	19,887,680
Hospital, Adventist Health System Sunbelt Obligated Group, Refunding, Series A, 5.00%, 11/15/41 .	30,505,000	33,071,081
Colorado State Health Facilities Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group, Series A, 5.00%, 11/15/48	12,000,000	13,152,840
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP, Pre-Refunded, 5.50%, 11/01/27	10,000,000	10,000,000
Denver City and County Airport System Revenue,
Department of Aviation, Refunding, Subordinate, Series A, 5.00%, 12/01/38	12,000,000	13,164,600
Department of Aviation, Refunding, Subordinate, Series A, 5.00%, 12/01/43	11,000,000	11,981,090
Department of Aviation, Refunding, Subordinate, Series A, 5.25%, 12/01/48	26,000,000	28,924,480
Series C, NATL Insured, ETM, 6.125%, 11/15/25	3,590,000	4,195,130
Series C, NATL Insured, Pre-Refunded, 6.125%, 11/15/25	4,410,000	4,563,292
Subordinate, Series B, 5.25%, 11/15/33	16,405,000	18,158,530

franklintempleton.com	Semiannual Report	17

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Denver City and County Dedicated Tax Revenue,
Capital Appreciation Bonds, Series A-2, 8/01/35	$2,000,000	$1,008,560
Capital Appreciation Bonds, Series A-2, 8/01/36	2,500,000	1,197,650
Capital Appreciation Bonds, Series A-2, zero cpn., 8/01/37	2,455,000	1,118,007
Capital Appreciation Bonds, Series A-2, zero cpn., 8/01/38	2,000,000	864,980
Series A-1, 5.00%, 8/01/48	39,690,000	43,415,303
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported, Improvement, Assured Guaranty, Pre-Refunded, 6.25%, 12/01/30	6,000,000	6,271,140
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	26,319,200
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/32	10,000,000	10,897,600
University of Colorado Enterprise Revenue, Series A, Pre-Refunded, 5.375%, 6/01/32	3,500,000	3,569,825

		268,172,798

Delaware 0.0%†
Kent County Student Housing and Dining Facility Revenue,
CHF-Dover LLC- Delaware State University Project, Series A, 5.00%, 7/01/40	1,100,000	1,149,269
CHF-Dover LLC-Delaware State University Project, Series A, 5.00%, 7/01/48	1,485,000	1,542,425
CHF-Dover LLC-Delaware State University Project, Series A, 5.00%, 7/01/53	1,100,000	1,138,357

		3,830,051

District of Columbia 2.4%
District of Columbia Ballpark Revenue,
Series B-1, BHAC Insured, 5.00%, 2/01/24.	12,120,000	12,153,209
Series B-1, BHAC Insured, 5.00%, 2/01/25.	7,000,000	7,024,500
Series B-1, BHAC Insured, 5.00%, 2/01/26.	9,950,000	9,984,825
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue, Refunding, 5.00%, 7/15/40	6,830,000	7,319,574
District of Columbia Income Tax Secured Revenue,
Refunding, Series A, 5.00%, 12/01/31	10,000,000	10,391,200
Series A, 5.25%, 12/01/34	11,000,000	11,358,490
District of Columbia Revenue,
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	15,000,000	15,644,550
The Catholic University America, Refunding, Series B, 5.00%, 10/01/42.	20,660,000	22,340,484
The Catholic University America, Refunding, Series B, 5.00%, 10/01/47.	24,985,000	26,919,838
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL Insured, 5.00%, 6/01/32	5,000,000	5,010,150
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn. to 4/01/18, 5.00% thereafter, 4/01/32	15,370,000	16,113,140
National Academy of Sciences Project, Series A, Pre-Refunded, 5.00%, 4/01/35	10,905,000	11,341,527
National Academy of Sciences Project, Series A, Pre-Refunded, 5.00%, 4/01/40	16,960,000	17,638,909
National Public Radio Inc. Issue, Pre-Refunded, 5.00%, 4/01/35	7,750,000	8,049,228
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, 6.50%, 5/15/33	25,880,000	28,282,958
Metropolitan Washington Airports Authority Airport System Revenue,
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,227,300
Series A, 5.00%, 10/01/39	5,000,000	5,223,500
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail and Capital Improvement Projects, Convertible Capital Appreciation, second senior lien, Series C, Assured Guaranty, 6.50%, 10/01/41	25,000,000	30,531,000

		250,554,382

18	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Florida 4.6%
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B, Pre-Refunded, 7.00%, 4/01/39.	$6,500,000	$6,635,265
Broward County HFAR,
MFH, Heron Pointe Apartments Project, Series A, SPA FHLMC, 5.65%, 11/01/22	365,000	367,526
MFH, Heron Pointe Apartments Project, Series A, SPA FHLMC, 5.70%, 11/01/29	225,000	225,610
Cape Coral Water and Sewer Revenue,
Refunding, 5.00%, 10/01/39	10,000,000	11,011,100
Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/42	21,510,000	23,225,853
Central Expressway Authority Revenue, senior lien, Refunding, BAM Insured, 5.00%, 7/01/38	6,750,000	7,452,945
Citizens Property Insurance Corp. Revenue, Coastal Account, senior secured, Series A-1, 5.00%, 6/01/20	20,000,000	20,839,400
Clearwater City Water and Sewer Revenue, Series A, Pre-Refunded, 5.25%, 12/01/39	7,000,000	7,245,700
Cocoa Water and Sewer Revenue, System, Series B, 5.00%, 10/01/48	10,325,000	11,466,325
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, AGMC Insured, SPA FHLMC, 5.75%, 9/01/29	1,890,000	1,904,818
Deltona Utility System Revenue, Refunding, AGMC Insured, 5.125%, 10/01/39	5,000,000	5,431,950
Florida State Board of Education GO, Public Education Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	17,500,000	20,291,075
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	4,750,000	5,129,858
Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/36.	7,150,000	8,052,473
Hillsborough County Aviation Authority Revenue,
[a] Tampa International Airport, Passenger Facility Charge, Subordinated, Series A, 5.00%, 10/01/48	20,000,000	21,604,000
Tampa International Airport, Subordinated, Refunding, Series B, 5.00%, 10/01/44	10,000,000	10,728,500
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%, 7/01/28	520,000	564,465
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%, 4/01/37	11,000,000	11,027,390
Martin County Health Facilities Authority Hospital Revenue,
Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,035,068
Martin Memorial Medical Center, AGMC Insured, 5.50%, 11/15/42	3,800,000	4,073,676
Miami Beach RDA Tax Increment Revenue, City Center/Historic Convention Village, Refunding, Series A, AGMC Insured, 5.00%, 2/01/44	12,000,000	13,175,040
Miami Beach Resort Tax Revenue, 5.00%, 9/01/40	11,000,000	12,071,290
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas, Series A, Pre-Refunded, 5.50%, 10/01/36	20,000,000	20,641,400
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	10,782,400
Refunding, Series A, 5.00%, 7/01/32	6,375,000	6,859,946
Series A, 5.00%, 7/01/40	30,265,000	31,434,137
Miami-Dade County School Board COP,
Master Lease Purchase Agreement, Refunding, Series A, 5.00%, 5/01/31	10,000,000	10,853,100
Master Lease Purchase Agreement, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 2/01/27	10,000,000	10,084,600
Miami-Dade County Special Obligation Revenue,
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,397,250
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	4,855,815
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,495,733
Miami-Dade County Transit System Sales Surtax Revenue, Refunding, 5.00%, 7/01/35	7,000,000	7,732,760
Miami-Dade County Water and Sewer System Revenue, Refunding, Series A, 5.00%, 10/01/42	20,000,000	21,451,000
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/39	6,000,000	6,462,420
Presbyterian Retirement Communities Project, 5.00%, 8/01/47	14,000,000	14,818,720
Orange County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/34	15,000,000	15,399,450

franklintempleton.com	Semiannual Report	19

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Orlando-Orange County Expressway Authority Revenue,
Series A, Pre-Refunded, 5.00%, 7/01/40	$5,000,000	$5,234,050
Series C, Pre-Refunded, 5.00%, 7/01/40	15,000,000	15,702,150
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	610,000	611,537
[a] South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, 5.00%, 5/01/45	20,715,000	22,629,480
South Lake County Hospital District Revenue, South Lake Hospital Inc., Series A, 6.25%, 4/01/39	5,735,000	5,810,587
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida, Refunding, 5.00%, 8/15/42	15,000,000	16,415,250
St. Petersburg Public Utilities Revenue, Refunding, 4.00%, 10/01/43	15,000,000	14,999,250
Sunrise Utilities System Revenue, AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000	893,256
Tampa-Hillsborough County Expressway Authority Revenue, 5.00%, 7/01/47	10,000,000	10,870,600
Tohopekaliga Water Authority Utility System Revenue, Refunding, 5.00%, 10/01/46	5,000,000	5,514,400
Town of Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	8,575,000	9,158,700

		484,667,318

Georgia 4.0%
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, AGMC Insured, 5.75%, 6/15/41	5,550,000	5,830,719
Athens-Clarke County Unified Government Water and Sewerage Revenue, Pre-Refunded, 5.50%, 1/01/38	14,500,000	14,587,435
Atlanta Airport General Revenue,
Refunding, Series C, 6.00%, 1/01/30	15,000,000	16,214,100
Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	9,497,808
The Atlanta Development Authority Revenue,
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44	3,000,000	3,322,650
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24	6,385,000	6,737,835
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25	6,955,000	7,370,214
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	5,000,000	5,289,350
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27	5,000,000	5,298,600
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/40	30,000,000	32,942,100
Refunding, Series A, 5.00%, 11/01/40	4,655,000	5,197,587
Refunding, Series A, 5.00%, 11/01/41	5,345,000	5,963,630
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	10,545,000	10,857,343
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	7,940,000	8,181,694
Refunding, Series C, 4.00%, 11/01/38	13,550,000	13,713,548
Series A, Pre-Refunded, 6.25%, 11/01/34	20,000,000	20,847,200
Series B, AGMC Insured, Pre-Refunded, 5.25%, 11/01/34	19,455,000	20,087,871
Series B, AGMC Insured, Pre-Refunded, 5.375%, 11/01/39	15,060,000	15,568,426
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project, Refunding, Series D, 4.125%, 11/01/45.	18,000,000	16,685,820
Clarke County Hospital Authority Revenue, Piedmont Health Care Inc. Project, Refunding, Series A, 5.00%, 7/01/46	10,835,000	11,587,816
DeKalb Newton and Gwinnett County Joint Development Authority Revenue, GGC Foundation LLC Project, Pre-Refunded, 6.00%, 7/01/34	10,000,000	10,264,200
Fayette County Hospital Authority Revenue, Anticipation Certificates, Piedmont Fayette Hospital Project, Refunding, Series A, 5.00%, 7/01/39	11,420,000	12,219,971
Fulton County Development Authority Hospital Revenue, Anticipation Certificates, Wellstar Health System Inc. Project, Series A, 5.00%, 4/01/47	5,000,000	5,295,400
Fulton County Development Authority Revenue, Piedmont Healthcare Inc. Project, Refunding, Series A, 5.00%, 7/01/46	11,005,000	11,769,627

20	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/45	$13,040,000	$13,970,274
Georgia State GO, Series A-2, 4.00%, 2/01/36	30,000,000	31,021,800
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation II LLC Project, Series A, 5.50%, 6/15/34	7,800,000	7,959,744
USG Real Estate Foundation II LLC Project, Series A, Pre-Refunded, 5.50%, 6/15/34	2,200,000	2,247,806
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	3,700,000	3,833,237
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, 5.00%, 6/15/38	6,845,000	7,092,652
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/15/38	2,405,000	2,515,029
USG Real Estate Foundation III LLC Project, Series A, Pre-Refunded, 5.00%, 6/15/40	1,300,000	1,359,475
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia Health System Project, 5.00%, 8/01/47	2,250,000	2,383,875
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	5,810,100
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, AGMC Insured, Pre-Refunded, 5.00%, 8/01/41	7,500,000	7,853,850
Private Colleges and Universities Authority Revenue,
Emory University, Refunding, Series A, 5.00%, 9/01/41	10,000,000	10,661,800
Emory University, Refunding, Series A, 5.00%, 10/01/43	10,000,000	10,902,400
Emory University, Refunding, Series C, 5.25%, 9/01/39	21,000,000	21,544,740
Savannah EDA Revenue, SSU Community Development I LLC Project, Assured Guaranty, 5.75%, 6/15/41	10,000,000	10,518,900

		415,006,626

Hawaii 0.6%
Hawaii State Airports System Revenue, Series A, 5.00%, 7/01/43	15,000,000	16,342,350
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. Inc. and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	7,700,025
Honolulu City and County Wastewater System Revenue,
First Bond Resolution, Senior Series A, 5.00%, 7/01/47	25,000,000	27,772,000
First Bond Resolution, Senior Series A, Pre-Refunded, 5.00%, 7/01/38	10,000,000	10,739,100

		62,553,475

Idaho 0.2%
Idaho State Health Facilities Authority Revenue,
St. Luke’s Health System Project, Refunding, Series A, 5.00%, 3/01/36	4,200,000	4,581,192
St. Luke’s Health System Project, Refunding, Series A, 5.00%, 3/01/37	3,500,000	3,805,725
St. Luke’s Health System Project, Series A, 6.75%, 11/01/37	12,500,000	12,500,000

		20,886,917

Illinois 3.8%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn., 1/01/36	19,000,000	8,058,090
Chicago GO, Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	9,976,318
Chicago Midway Airport Revenue,
Refunding, Series B, 5.00%, 1/01/46	18,420,000	19,497,754
Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	18,460,000	19,865,175
Chicago O’Hare International Airport Revenue,
General Airport, senior lien, Series D, 5.25%, 1/01/42	10,000,000	10,987,000
General Airport, senior lien, Series D, 5.00%, 1/01/47	18,000,000	19,359,000
General Airport, third lien, Series A, 5.75%, 1/01/39	840,000	890,551
General Airport, third lien, Series A, Pre-Refunded, 5.75%, 1/01/39	4,160,000	4,474,829
General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/35	39,485,000	40,726,014
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	10,506,600

franklintempleton.com	Semiannual Report	21

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Illinois State Finance Authority Revenue,
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	$16,000,000	$16,610,240
Carle Foundation, Refunding, Series A, 5.00%, 2/15/45	20,000,000	21,395,600
Mercy Health System Corp., Refunding, 5.00%, 12/01/46	30,000,000	31,722,900
Riverside Health System, Pre-Refunded, 6.25%, 11/15/35	2,930,000	3,055,814
Riverside Health System, Refunding, 6.25%, 11/15/35	2,070,000	2,150,606
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.75%, 11/01/28	2,500,000	2,500,000
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.25%, 11/01/35	3,000,000	3,000,000
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000	10,000,000
Southern Illinois HealthCare Enterprise Inc., AGMC Insured, Pre-Refunded, 5.375%, 3/01/35	8,500,000	8,858,530
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	15,974,700
CHF-Normal LLC, Illinois State University Project, Pre-Refunded, 7.00%, 4/01/43	7,500,000	8,321,025
Illinois State GO,
AGMC Insured, 5.00%, 3/01/27.	11,500,000	12,085,350
Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	10,251,000
Illinois State Toll Highway Authority Revenue, Toll Highway, Senior, Refunding, Series A-1, 5.00%, 1/01/31	10,245,000	10,544,974
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B, NATL Insured, 5.50%, 6/15/20	1,080,000	1,087,700
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B, NATL Insured, 5.55%, 6/15/21	2,540,000	2,558,059
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, 5.65%, 6/15/22	24,500,000	26,526,395
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, ETM, 5.65%, 6/15/22	2,855,000	3,185,267
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, ETM, 5.65%, 6/15/22	2,645,000	2,946,080
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%, 7/01/26	10,995,000	13,034,902
Railsplitter Tobacco Settlement Authority Revenue, Pre-Refunded, 6.00%, 6/01/28	14,530,000	15,876,786
Regional Transportation Authority GO, Cook DuPage Kane Lake McHenry and Will Counties, Series A, AMBAC Insured, 7.20%, 11/01/20	470,000	493,326
Southwestern Illinois Development Authority Revenue,
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/24	3,850,000	3,099,135
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/26	7,700,000	5,662,503
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding, AMBAC Insured, 5.125%, 1/01/28	7,135,000	7,134,786
University of Illinois University Revenue,
Auxiliary Facilities System, Refunding, Series A, 5.125%, 4/01/36	2,950,000	3,067,587
Auxiliary Facilities System, Refunding, Series A, 5.25%, 4/01/41	5,000,000	5,205,400
Auxiliary Facilities System, Series A, Pre-Refunded, 5.75%, 4/01/38	7,000,000	7,108,360
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co. Project, 5.45%, 2/01/23	3,600,000	3,607,236

		401,405,592

22	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Indiana 2.4%
Hammond Multi-School Building Corp. Revenue, First Mortgage, 5.00%, 7/15/38	$3,000,000	$3,240,900
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health Project, Series A, 5.50%, 2/01/29	9,000,000	9,078,660
Indiana Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, Series A, 5.25%, 11/15/46.	11,105,000	11,630,711
Deaconess Health System Obligated Group, Refunding, Series A, 5.00%, 3/01/39	5,000,000	5,363,600
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,240,875
Stadium Project, Refunding, Series A, 5.25%, 2/01/37	10,000,000	11,319,000
Indiana Finance Authority Wastewater Utility Revenue,
CWA Authority Project, first lien, Refunding, Series A, 5.00%, 10/01/39	30,000,000	32,870,700
CWA Authority Project, first lien, Series A, 5.00%, 10/01/37	5,000,000	5,385,750
CWA Authority Project, first lien, Series A, 5.25%, 10/01/38	12,000,000	12,834,240
CWA Authority Project, first lien, Series A, 4.00%, 10/01/42	24,690,000	24,426,558
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc. Project, Refunding, Series B, 6.00%, 8/01/39.	10,000,000	10,294,100
Indiana State Finance Authority Hospital Revenue, Deaconess Hospital Obligated Group, Series A, Pre-Refunded, 6.75%, 3/01/39.	9,750,000	9,904,342
Indiana State Municipal Power Agency Revenue,
Power Supply System, Refunding, Series A, 4.00%, 1/01/42	5,860,000	5,871,251
Power Supply System, Refunding, Series A, 5.00%, 1/01/42	21,290,000	23,299,563
Power Supply System, Series B, Pre-Refunded, 6.00%, 1/01/39	4,000,000	4,027,360
Indianapolis Local Public Improvement Bond Bank Revenue,
Pilot Infrastructure Project, Refunding, Series C, 5.00%, 1/01/40	23,225,000	25,495,476
Pilot Infrastructure Project, Series F, AGMC Insured, Pre-Refunded, 5.00%, 1/01/35	10,000,000	10,336,100
Waterworks Project, Refunding, Series A, Assured Guaranty, 5.50%, 1/01/38	7,030,000	7,070,563
Waterworks Project, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 1/01/38	1,620,000	1,629,769
Indianapolis Water System Revenue, first lien, Refunding, Series B, 5.00%, 10/01/37	15,000,000	16,488,750
Northern Indiana Commuter Transportation District Revenue, Limited Obligation, 5.00%, 7/01/41	6,000,000	6,486,960
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, Pre-Refunded, 5.75%, 10/01/28	2,000,000	2,067,720

		252,362,948

Iowa 0.2%
Iowa State Finance Authority Revenue,
Green Bond, Refunding, 5.00%, 8/01/42	16,000,000	17,870,880
[a] UnityPoint Health, Refunding, Series B, 5.00%, 2/15/48	7,500,000	8,046,150

		25,917,030

Kansas 0.8%
Butler County USD No. 490 GO, School Building, El Dorado, Series B, BAM Insured, 4.00%, 9/01/43	10,000,000	10,012,900
Kansas State Development Finance Authority Hospital Revenue,
Adventist Health System/Sunbelt Obligated Group, Series C, Pre-Refunded, 5.75%, 11/15/38	6,110,000	6,344,380
Adventist Health System/Sunbelt Obligated Group, Series C, Pre-Refunded, 5.75%, 11/15/38	140,000	145,076
University of Kansas Hospital Authority Health Facilities Revenue, Kansas University Health System, Refunding, Series A, 5.00%, 3/01/47	23,115,000	25,078,619
Wyandotte County Kansas City Unified Government Utility System Revenue,
Improvement, Refunding, Series A, 5.00%, 9/01/44	3,000,000	3,263,370
Improvement, Series A, 5.00%, 9/01/45	10,000,000	10,922,900
Improvement, Series A, BHAC Insured, Pre-Refunded, 5.25%, 9/01/34	5,000,000	5,056,400
Improvement, Series C, 5.00%, 9/01/41	5,000,000	5,416,950
Improvement, Series C, 5.00%, 9/01/46	16,565,000	17,887,881

		84,128,476

franklintempleton.com	Semiannual Report	23

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
Kentucky 0.4%
Kentucky State Municipal Power Agency Power System Revenue,
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/35	$7,750,000	$8,320,090
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/42	10,000,000	10,790,400
Kentucky State Property and Buildings Commission Revenue, Project No. 90, Pre-Refunded, 5.50%, 11/01/28	15,000,000	15,000,000
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/35	7,000,000	7,096,950

		41,207,440

Louisiana 2.2%
East Baton Rouge Sewerage Commission Revenue, Series A, Pre-Refunded, 5.25%, 2/01/39	6,000,000	6,050,760
Lafayette Communications System Revenue, Refunding, AGMC Insured, 5.00%, 11/01/30	5,000,000	5,543,700
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.00%, 10/01/25	5,500,000	5,793,315
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.50%, 10/01/35	6,000,000	6,375,960
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.50%, 10/01/41	15,000,000	15,939,900
Louisiana Local Government Environmental Facilities and CDA Revenue,
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/44	5,820,000	6,298,695
LCTCS Act 360 Project, 5.00%, 10/01/39	10,000,000	10,895,100
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/26	2,750,000	2,824,553
Southeastern Louisiana University, Student Union/University Facilities Inc. Project, Series A, AGMC Insured, 5.00%, 10/01/40	8,545,000	8,879,793
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Series A, 5.00%, 7/01/47	35,000,000	37,196,950
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 6.75%, 7/01/39	10,000,000	10,312,700
Louisiana Public Facilities Authority Revenue,
Millennium Housing LLC Student Housing, Student Housing and Auxiliary Facilities Project, Assured Guaranty, 5.00%, 11/01/30	4,765,000	4,774,625
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	17,218,020
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/42	20,000,000	21,226,000
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	7,500,000	7,892,250
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	11,440,800
Louisiana State Gasoline and Fuels Tax Revenue, second lien, Series B, Pre-Refunded, 5.00%, 5/01/45 .	13,690,000	14,270,045
Louisiana State Public Facilities Authority Lease Revenue,
Provident Group, Flagship Properties LLC, Louisiana State University Nicholson Gateway Project, Series A, 5.00%, 7/01/51	15,000,000	15,818,850
Provident Group-Flagship Properties LLC, Louisiana State University Nicholson Gateway Project, Series A, 5.00%, 7/01/56	11,295,000	11,783,396
New Orleans Aviation Board Revenue, General Airport, North Terminal Project, Series B, 5.00%, 1/01/48	4,000,000	4,241,720
Shreveport Water and Sewer Revenue, Series B, 5.00%, 12/01/41	10,000,000	10,727,200

		235,504,332

24	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
Maine 0.6%
Maine Health and Higher Educational Facilities Authority Revenue, MaineHealth Issue, Refunding, Series A, 5.00%, 7/01/43	$3,000,000	$3,260,910
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan Program, Series A-3, Assured Guaranty, 5.875%, 12/01/39	13,725,000	13,953,247
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,526,760
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	10,718,800
Maine State Turnpike Authority Revenue, 5.00%, 7/01/47	15,500,000	17,217,090
Portland Airport Revenue,
General, AGMC Insured, 5.25%, 1/01/35	3,000,000	3,091,860
General, AGMC Insured, 5.00%, 1/01/40	6,000,000	6,155,460

		58,924,127

Maryland 0.8%
Baltimore Revenue,
Mayor and City Council of Baltimore, Wastewater Projects, Series C, 5.00%, 7/01/38	5,000,000	5,474,900
Mayor and City Council of Baltimore, Wastewater Projects, Series C, 5.00%, 7/01/43	10,000,000	10,929,800
Mayor and City Council of Baltimore, Water Projects, Subordinate, Refunding, Series C, 5.00%, 7/01/39	10,000,000	10,934,900
Mayor and City Council of Baltimore, Water Projects, Subordinate, Refunding, Series C, 5.00%, 7/01/44	10,000,000	10,894,200
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/39	9,430,000	10,278,700
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/44	5,500,000	5,979,050
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000	5,066,600
Maryland State Health and Higher Educational Facilities Authority Revenue,
Adventist HealthCare Issue, Series A, 5.50%, 1/01/46	12,500,000	13,540,625
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,093,210
LifeBridge Health Issue, Refunding, 4.00%, 7/01/42	3,000,000	2,981,700
Medstar Health Issue, Series A, 5.00%, 5/15/42	7,500,000	8,037,750
University of Maryland Medical System Issue, Series B, NATL Insured, ETM, 7.00%, 7/01/22	120,000	134,340

		87,345,775

Massachusetts 2.8%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A, 5.00%, 7/01/28	10,000,000	11,841,700
Massachusetts Development Finance Agency Revenue,
Brandeis University Issue, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000	20,348,713
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/41	10,135,000	10,959,482
Partners HealthCare System Issue, Refunding, Series Q, 5.00%, 7/01/47	15,000,000	16,114,050
Partners HealthCare System Issue, Refunding, Series S, 4.00%, 7/01/41	15,415,000	15,233,103
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000	10,789,600
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Senior, Refunding, Series B, 5.00%, 1/01/37	31,000,000	31,814,060
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	6,415,000	6,572,360
Issue K, Refunding, 5.25%, 7/01/29	6,940,000	7,302,615
Massachusetts State GO,
Consolidated Loan of 2016, Series G, 4.00%, 9/01/42	20,000,000	19,877,400
Consolidated Loan of 2017, Green Bonds, Series B, 5.00%, 4/01/47	12,335,000	13,550,491
Series A, 5.00%, 1/01/41	15,000,000	16,688,100
Series A, 5.00%, 1/01/46	10,000,000	11,067,600

franklintempleton.com	Semiannual Report	25

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Health and Educational Facilities Authority Revenue,
Berklee College of Music Issue, Refunding, Series A, 5.00%, 10/01/37	$490,000	$491,269
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	790,463
Northeastern University Issue, Series A, 5.00%, 10/01/35	20,000,000	20,878,600
Springfield College Issue, Pre-Refunded, 5.50%, 10/15/31	1,710,000	1,766,344
Springfield College Issue, Pre-Refunded, 5.625%, 10/15/40	7,000,000	7,238,910
Massachusetts State HFAR, Housing, Series B, 7.00%, 12/01/38	9,140,000	9,159,742
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Subordinate, Refunding, Series A, 4.00%, 2/15/43	10,750,000	10,683,350
Massachusetts State Transportation Fund Revenue,
Accelerated Bridge Program, Series A, 4.00%, 6/01/35	10,000,000	10,203,900
Rail Enhancement and Accelerated Bridge Programs, Series A, 5.00%, 6/01/47	20,055,000	22,126,882
Massachusetts State Water Pollution Abatement Trust Revenue,
MWRA Program, Series A, 5.00%, 8/01/32	225,000	225,540
Water Pollution Abatement, MWRA Program, Subordinate, Refunding, Series A, 5.75%, 8/01/29	450,000	451,431
University of Massachusetts Building Authority Project Revenue, Senior Series 1, 5.00%, 11/01/39	20,000,000	21,927,400

		298,103,105

Michigan 2.6%
Detroit City School District GO,
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/30	1,245,000	1,334,354
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/33	1,500,000	1,600,950
Detroit Sewage Disposal System Revenue, second lien, Series B, NATL Insured, 5.00%, 7/01/36	10,000	10,021
Detroit Water and Sewerage Department Sewage Disposal System Revenue,
senior lien, Refunding, Series A, 5.25%, 7/01/39	12,000,000	12,711,480
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/39	10,000,000	10,564,000
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, Pre-Refunded, 7.00%, 7/01/36	5,000,000	5,164,900
senior lien, Series B, NATL Insured, 5.00%, 7/01/34	10,000	10,022
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/26	15,000,000	15,658,200
Michigan Finance Authority Revenue,
Hospital, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	20,925,000	22,309,398
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	29,610,000	31,232,332
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/45	10,000,000	10,729,200
Hospital, Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	140,000	151,351
Michigan Hospital Finance Authority Revenue,
Ascension Health Senior Credit Group, Refunding, Series F-8, 5.00%, 11/15/47	10,000,000	10,853,000
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/29	4,000,000	4,094,160
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000	5,121,300
Trinity Health Credit Group, Refunding, Series A-1, 6.50%, 12/01/33	745,000	747,809
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	9,230,000	9,903,974
Trinity Health Credit Group, Series A-1, Pre-Refunded, 6.50%, 12/01/33	24,255,000	24,345,229
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	770,000	841,048
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	7,257,430
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/44	20,655,000	22,609,583
Facilities Program, Series H, 5.125%, 10/15/33	12,500,000	12,840,375
Facilities Program, Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,132,650
Michigan State GO,
Environmental Program, Series A, Pre-Refunded, 6.00%, 11/01/24	1,000,000	1,020,290
Environmental Program, Series A, Pre-Refunded, 5.50%, 11/01/25	1,000,000	1,017,830

26	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Michigan State Strategic Fund Limited Obligation Revenue,
The Detroit Edison Co. Exempt Facilities Project, Refunding, Series KT, 5.625%, 7/01/20	$7,000,000	$7,352,870
The Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized, Series BB, AMBAC Insured, 7.00%, 5/01/21	250,000	276,750
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/34	40,000,000	39,514,400
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Series W, Pre-Refunded, 6.375%, 8/01/29.	10,000,000	10,319,400

		274,724,306

Minnesota 0.2%
Minneapolis Health Care System Revenue,
Fairview Health Services, Series A, Pre-Refunded, 6.625%, 11/15/28	11,000,000	11,019,140
Fairview Health Services, Series A, Pre-Refunded, 6.75%, 11/15/32	6,250,000	6,261,125

		17,280,265

Mississippi 1.1%
Medical Center Educational Building Corp. Revenue, University of Mississippi Medical Center, Refunding, Series A, 5.00%, 6/01/47	25,000,000	27,121,250
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding, 5.875%, 4/01/22	27,930,000	27,987,257
Mississippi Development Bank Special Obligation Revenue,
City of Jackson Capital City Convention Center Project, Refunding, Series A, 5.00%, 3/01/36	10,000,000	10,903,500
City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000	3,993,708
Mississippi Hospital Equipment and Facilities Authority Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/36	6,350,000	6,689,979
Baptist Memorial Health Care, Series A, 5.00%, 9/01/46	34,500,000	35,903,115

		112,598,809

Missouri 0.7%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax
Appropriation Revenue, Metrolink Cross County Extension Project, Refunding, Assured Guaranty, 5.00%, 10/01/39	6,000,000	6,140,040
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Mercy Health, Series F, 5.00%, 11/15/45	25,000,000	26,799,250
SSM Health, Series A, 5.00%, 6/01/48	7,500,000	8,067,075
St. Luke’s Health System Inc., Series B, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	30,000,000	30,039,600

		71,045,965

Montana 0.2%
Montana State Facility Finance Authority Health Care Facilities Revenue, Kalispell Regional Medical Center Obligated Group, Series B, 5.00%, 7/01/43	4,000,000	4,216,040
Montana State Facility Finance Authority Revenue,
Benefits Health System Obligated Group, Refunding, 5.00%, 2/15/41	2,650,000	2,840,986
Billings Clinic Obligated Group, Refunding, Series A, 5.00%, 8/15/48.	10,000,000	10,981,100

		18,038,126

Nebraska 1.0%
Douglas County Hospital Authority No. 2 Revenue, Health Facilities, Children’s Hospital Obligated Group, 5.00%, 11/15/47	10,000,000	10,724,500
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured, ETM, 6.70%, 6/01/22	1,195,000	1,296,993
Municipal Energy Agency of Nebraska Power Supply System Revenue, Series A, BHAC Insured, Pre-Refunded, 5.375%, 4/01/39	5,000,000	5,072,850

franklintempleton.com	Semiannual Report	27

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Nebraska (continued)
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, Pre-Refunded, 5.00%, 6/01/36	$9,000,000	$9,160,200
Omaha Public Power District Electric System Revenue, Series C, Pre-Refunded, 5.00%, 2/01/39	23,305,000	24,780,206
Omaha Public Power District Separate Electric System Revenue,
Nebraska City 2, Refunding, Series A, 5.00%, 2/01/49	10,000,000	10,760,000
Nebraska City 2, Series A, 5.25%, 2/01/42	10,000,000	11,128,000
Public Power Generation Agency Revenue,
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/39	7,340,000	7,966,249
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/41	5,140,000	5,546,523
University of Nebraska Revenue,
Lincoln Student Fees and Facilities, 5.00%, 7/01/37	5,000,000	5,358,900
Lincoln Student Fees and Facilities, 5.00%, 7/01/42	7,500,000	8,024,175
Lincoln Student Fees and Facilities, Series A, Pre-Refunded, 5.25%, 7/01/34	5,000,000	5,028,100

		104,846,696

Nevada 0.4%
Carson City Hospital Revenue, Carson Tahoe Regional Healthcare Project, Refunding, Series A, 5.00%, 9/01/47	2,775,000	2,933,036
Clark County Passenger Facility Charge Revenue,
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/39	20,000,000	20,647,400
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/42	5,000,000	5,160,100
Las Vegas Convention and Visitors Authority Convention Center Expansion Revenue, Series B, 5.00%, 7/01/43	10,000,000	10,852,900
Reno Hospital Revenue,
Washoe Medical Center Project, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	1,535,000	1,592,992
Washoe Medical Center Project, Series C, AGMC Insured, Pre-Refunded, 5.375%, 6/01/39	3,465,000	3,637,107

		44,823,535

New Hampshire 0.4%
Manchester GARB, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000	6,025,800
New Hampshire Health and Education Facilities Authority Revenue,
Concord Hospital Trust, 5.00%, 10/01/47	6,000,000	6,422,700
Elliot Hospital Issue, Refunding, 5.00%, 10/01/38	4,000,000	4,221,680
University System of New Hampshire Issue, Refunding, 5.00%, 7/01/45	10,350,000	11,239,583
New Hampshire Municipal Bond Bank Revenue, Series B, Pre-Refunded, 5.00%, 8/15/39	11,250,000	11,822,737
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, Pre-Refunded, 6.125%, 10/01/39	5,000,000	5,186,200

		44,918,700

New Jersey 2.2%
Bayonne GO, Hudson County, General Improvement, Pre-Refunded, 5.75%, 7/01/35	9,000,000	9,226,080
New Jersey EDA Revenue,
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,008,520
School Facilities Construction, Series AAA, 5.00%, 6/15/41	26,000,000	26,892,580
School Facilities Construction, Series NN, 5.00%, 3/01/28	22,000,000	23,214,840
New Jersey State COP,
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/25	20,305,000	20,721,456
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/26	8,000,000	8,164,080
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/27	4,000,000	4,082,040
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/28	2,000,000	2,041,020
New Jersey State Educational Facilities Authority Revenue, Higher Education Capital Improvement Fund Issue, Series B, 5.00%, 9/01/36	14,000,000	14,559,860

28	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/45	$15,000,000	$15,467,850
Transportation System, Series A, 6.00%, 12/15/38	49,125,000	49,356,870
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/32	9,705,000	9,718,684
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	25,875,000	26,005,151
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	10,416,200
New Jersey State Turnpike Authority Revenue, Turnpike, Series E, 5.00%, 1/01/45	11,475,000	12,362,017

		236,237,248

New Mexico 0.3%
New Mexico Hospital Equipment Loan Council Hospital System Revenue,
Presbyterian Healthcare Services, Refunding, Series A, 5.00%, 8/01/44	10,000,000	10,806,600
Presbyterian Healthcare Services, Refunding, Series A, 5.00%, 8/01/46	15,000,000	16,289,400

		27,096,000

New York 11.4%
Hudson Yards Infrastructure Corp. Revenue,
Senior, Fiscal 2012, Series A, AGMC Insured, 5.00%, 2/15/47	15,745,000	16,488,479
Senior, Fiscal 2012, Series A, AGMC Insured, Pre-Refunded, 5.00%, 2/15/47	730,000	777,662
Long Island Power Authority Electric System Revenue,
General, Refunding, Series B, 5.00%, 9/01/46	13,000,000	14,139,190
General, Series A, Pre-Refunded, 6.00%, 5/01/33	12,500,000	12,758,750
MTA Dedicated Tax Fund Revenue,
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/28	6,000,000	6,207,720
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/29	4,000,000	4,138,480
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/30	3,000,000	3,103,860
Build America Bonds, Series B, Pre-Refunded, 5.00%, 11/15/34	15,000,000	15,481,050
MTA Revenue,
Transportation, Refunding, Series D, 4.00%, 11/15/42	10,000,000	9,878,100
Transportation, Series A, 5.00%, 11/15/38	11,800,000	12,577,030
Transportation, Series C, 6.50%, 11/15/28	2,805,000	2,809,825
Transportation, Series C, Pre-Refunded, 6.50%, 11/15/28	12,195,000	12,216,219
Transportation, Series D, Pre-Refunded, 5.00%, 11/15/34	10,000,000	10,593,500
Transportation, Series D, Pre-Refunded, 5.00%, 11/15/36	9,500,000	10,314,910
Transportation, Series D, Pre-Refunded, 5.25%, 11/15/40	15,000,000	15,964,650
Transportation, Series D, Sub Series D-1, 5.00%, 11/15/39	15,000,000	16,180,650
Transportation, Sub Series A-1, 5.00%, 11/15/40	30,000,000	31,884,900
New York City GO,
Fiscal 2002, Series D, 5.50%, 6/01/24	180,000	180,554
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/23	24,620,000	25,171,734
Series E-1, 5.00%, 3/01/40	14,570,000	16,173,720
Series F, 5.25%, 1/15/23	5,000	5,014
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2009, Refunding, Series EE, 5.25%, 6/15/40	64,970,000	66,112,173
Second General Resolution, Fiscal 2009, Refunding, Series FF, Subseries FF-2, 5.50%, 6/15/40	15,000,000	15,295,950
Second General Resolution, Fiscal 2011, Series GG, Pre-Refunded, 5.00%, 6/15/43	25,000,000	26,844,500
Second General Resolution, Fiscal 2012, Series AA, Pre-Refunded, 5.00%, 6/15/34	10,000,000	10,737,800
Second General Resolution, Fiscal 2012, Series AA, Pre-Refunded, 5.00%, 6/15/44	21,550,000	23,139,959
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	33,445,421
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	15,000,000	16,097,100
Second General Resolution, Fiscal 2015, Refunding, Series FF, 5.00%, 6/15/39	10,000,000	10,953,300
Second General Resolution, Fiscal 2015, Refunding, Series HH, 5.00%, 6/15/39	15,000,000	16,392,750
Second General Resolution, Fiscal 2017, Series CC, Subseries CC-2, 5.00%, 6/15/46	32,500,000	35,688,900

franklintempleton.com	Semiannual Report	29

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-3, 5.25%, 1/15/34	$10,170,000	$10,241,393
Fiscal 2009, Series S-4, 5.50%, 1/15/34	12,890,000	12,986,933
Fiscal 2011, Series S-2, Subseries S-2A, 5.00%, 7/15/40	35,000,000	37,055,200
Fiscal 2012, Series S-1, Subseries S-1A, 5.25%, 7/15/37	30,300,000	32,537,352
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/39	15,000,000	15,720,150
Future Tax Secured, Subordinate, Fiscal 2014, Series A, Subseries A-1, 5.00%, 11/01/34	15,000,000	16,455,600
Future Tax Secured, Subordinate, Fiscal 2016, Series E, Subseries E-1, 5.00%, 2/01/38	10,000,000	10,945,600
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/36	10,000,000	11,088,400
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/38	10,000,000	11,002,500
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Secured by Port Authority Bonds, 5.25%, 12/15/43	25,000,000	26,995,500
Second Priority, Bank of America Tower at One Bryant Park Project, Class 1, Refunding, 5.625%, 1/15/46	25,000,000	26,019,000
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	6,500,000	6,911,320
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	24,995,000	30,612,876
Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	40,000,000	47,519,200
New York State Dormitory Authority Revenues,
Lease, State University Dormitory Facilities, Series A, 5.00%, 7/01/41	10,000,000	10,605,500
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31	23,215,000	23,374,951
New York State Dormitory Authority Sales Tax Revenue,
Bid Group 4, Refunding, Series E, 5.00%, 3/15/46	73,130,000	81,504,116
Group 3, Refunding, Series E, 5.00%, 3/15/42	59,480,000	66,552,767
Group C, Series A, 5.00%, 3/15/43	10,000,000	11,026,300
Refunding, Series C, 5.00%, 3/15/42	33,280,000	37,068,263
State Supported Debt, Series A, 5.00%, 3/15/45	25,000,000	27,761,500
New York State Dormitory Authority State Personal Income Tax Revenue,
Bidding Group 3 Bonds, Refunding, Series B, 5.00%, 2/15/42	11,035,000	12,206,807
General Purpose, Series A, 5.00%, 2/15/36	15,000,000	16,355,100
Group C, Series B, 5.00%, 2/15/40	20,000,000	21,761,000
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	30,000	30,076
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, junior lien, Series A, 5.25%, 1/01/56	10,000,000	10,888,300
New York State Urban Development Corp. Revenue,
State Personal Income Tax, General Purpose, Series A, 5.00%, 3/15/31	10,000,000	10,590,400
State Personal Income Tax, State Facilities and Equipment, Series B-1, Pre-Refunded, 5.00%, 3/15/36	5,000,000	5,060,000
Port Authority of New York and New Jersey Revenue, Consolidated, Refunding, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	20,000,000	22,089,800
Triborough Bridge and Tunnel Authority Revenue,
General, Series A-2, 5.25%, 11/15/34	4,620,000	4,626,006
General, Series A-2, Pre-Refunded, 5.25%, 11/15/34	2,880,000	2,883,744
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	15,000,000	16,203,000
MTA Bridges and Tunnels, Series A, 5.00%, 11/15/44	25,000,000	27,867,750

		1,196,300,254

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
North Carolina 2.0%
Charlotte COP, Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/34	$13,000,000	$13,205,530
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, Pre-Refunded, 5.50%, 1/01/26	4,500,000	4,527,180
Series B, ETM, 6.00%, 1/01/22	1,250,000	1,393,962
Series B, ETM, 6.25%, 1/01/23	39,030,000	44,982,465
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, Pre-Refunded, 5.00%, 5/01/23	20,000,000	20,862,600
Series A, Pre-Refunded, 5.00%, 5/01/26	20,000,000	20,862,600
North Carolina Turnpike Authority Revenue,
Triangle Expressway System, Appropriation, Refunding, Series A, 4.00%, 1/01/39	10,000,000	10,168,600
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33	25,000,000	14,109,000
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34	15,000,000	8,046,150
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35	15,215,000	7,746,717
Triangle Expressway System, senior lien, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 1/01/29	6,750,000	6,790,230
Triangle Expressway System, senior lien, Series A, Assured Guaranty, Pre-Refunded, 5.75%, 1/01/39	10,380,000	10,446,017
Raleigh Combined Enterprise System Revenue, Pre-Refunded, 5.00%, 3/01/40	15,830,000	16,868,290
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000	25,059,197

		205,068,538

North Dakota 0.2%
University of North Dakota COP,
Infrastructure Energy Improvement Project, Green Certificates, Series A, 5.00%, 4/01/48	5,500,000	5,959,195
Infrastructure Energy Improvement Project, Green Certificates, Series A, 5.00%, 4/01/57	10,000,000	10,753,300

		16,712,495

Ohio 3.3%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%, 12/01/29	10,000,000	10,843,800
American Municipal Power Inc. Revenue,
Combined Hydroelectric Projects, Green Bonds, Refunding, Series A, 5.00%, 2/15/46	20,000,000	21,356,400
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/39	5,000,000	5,393,900
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/42	2,500,000	2,684,400
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, Pre-Refunded, 6.00%, 6/01/45	6,750,000	7,155,945
Buckeye Tobacco Settlement Financing Authority Revenue,
Tobacco Settlement, Senior, Convertible, Capital Appreciation, Turbo Term, Series A-3, 6.25%, 6/01/37	15,000,000	15,156,750
Tobacco Settlement, Senior, Turbo Term, Series A-2, 5.75%, 6/01/34	10,000,000	9,658,300
Butler County Hospital Facilities Revenue, UC Health, Refunding, 5.00%, 11/15/45	7,500,000	7,973,925
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	9,500,000	10,187,895
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative Headquarters Project, 5.00%, 7/01/37	6,000,000	6,822,960
Franklin County Hospital Facilities Revenue, OhioHealth Corp., 5.00%, 5/15/40	10,000,000	10,845,100
Franklin County Revenue, Trinity Health Credit Group, Series OH, 5.00%, 12/01/46	10,000,000	10,742,500
Hamilton County Healthcare Facilities Revenue, The Christ Hospital Project, AGMC Insured, 5.00%, 6/01/42	22,500,000	23,804,550
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/38	12,000,000	13,170,360
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	21,060,000	22,687,727
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	11,203,080

franklintempleton.com	Semiannual Report	31

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Northeast Regional Sewer District Revenue,
Wastewater Improvement, Refunding, 4.00%, 11/15/38	$15,830,000	$16,068,400
Wastewater Improvement, Refunding, 4.00%, 11/15/43	10,000,000	10,039,300
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	16,016,550
Ohio State Higher Educational Facility Commission Revenue, Hospital Facilities, Summa Health System, 2010 Project, Refunding, AGMC Insured, 5.25%, 11/15/40	15,000,000	15,555,450
Ohio State Hospital Revenue,
Cleveland Clinic Health System Obligated Group, Refunding, Series A, 4.00%, 1/01/36	6,500,000	6,665,360
University Hospitals Health System Inc., Refunding, Series A, AGMC Insured, 5.00%, 1/15/41	7,000,000	7,336,840
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	33,221,650
Ohio State Turnpike Revenue, Series A, 5.00%, 2/15/43	20,000,000	22,259,200
Ohio State University Revenue, Special Purpose, General Receipts, Series A, 5.00%, 6/01/38	10,000,000	10,885,500
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	20,000,000	21,737,400

		349,473,242

Oklahoma 0.2%
Edmond Public Works Authority Sales Tax and Utility System Revenue,
5.00%, 7/01/42	4,000,000	4,422,840
5.00%, 7/01/47	4,500,000	4,958,100
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	185,000	197,558
Oklahoma Development Finance Authority Revenue, Provident Education Resources Inc. Cross Village Student Housing Project, Series A, 5.00%, 8/01/47	8,000,000	7,411,440
Oklahoma Municipal Power Authority Revenue, Power Supply System, Refunding, Series A, 5.00%, 1/01/47	3,100,000	3,353,456
Oklahoma State Turnpike Authority Revenue, Second, Series C, 5.00%, 1/01/47	5,500,000	6,044,280

		26,387,674

Oregon 0.4%
Medford Hospital Facilities Authority Revenue, Hospital, Asante Health System, Series A, AGMC Insured, 5.00%, 8/15/40	4,935,000	5,092,130
Oregon Health and Science University Revenue, Series A, Pre-Refunded, 5.75%, 7/01/39	5,000,000	5,123,900
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	11,934,899
University of Oregon General Revenue, Series A, 5.00%, 4/01/48	14,500,000	16,132,845
Washington Clackamas and Yamhill Counties Sherwood School District No. 88J GO,
Series A, zero cpn., 6/15/41	5,725,000	2,206,415
Series A, zero cpn., 6/15/42	5,900,000	2,174,976
Series A, zero cpn., 6/15/43	5,500,000	1,938,970

		44,604,135

Pennsylvania 2.9%
Allegheny County Sanitary Authority Sewer Revenue, BAM Insured, 5.25%, 12/01/44	5,000,000	5,504,050
Bucks County Water and Sewer Authority Water System Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/33	5,500,000	5,962,990
AGMC Insured, Pre-Refunded, 5.00%, 12/01/37	10,520,000	11,405,574
AGMC Insured, Pre-Refunded, 5.00%, 12/01/41	5,110,000	5,540,160
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/33	4,550,000	4,978,701
Series B, 5.00%, 6/01/42	5,400,000	5,720,598
Delaware County Regional Water Quality Control Authority Revenue,
Sewer, 5.00%, 11/01/41	5,000,000	5,500,900
Sewer, 5.00%, 11/01/46	10,315,000	11,310,810
Delaware River Port Authority Revenue, Series D, AGMC Insured, 5.00%, 1/01/40	15,000,000	15,406,050

32	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Erie Water Authority Water Revenue, Erie County, Refunding, 5.00%, 12/01/43	$5,000,000	$5,370,750
Lackawanna County GO,
Refunding, Series B, AGMC Insured, 5.00%, 9/01/35	2,850,000	2,958,414
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/01/35	4,650,000	4,887,336
Montour School District GO,
Series A, AGMC Insured, 5.00%, 4/01/40	3,170,000	3,453,588
Series A, AGMC Insured, 5.00%, 4/01/41	2,000,000	2,176,360
Series A, AGMC Insured, 5.00%, 4/01/42	2,000,000	2,175,080
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	190,000	196,207
Pennsylvania State Economic Development Financing Authority Revenue,
Water Facilities, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	20,000,000	20,866,400
Water Facility, Pennsylvania-American Water Co. Project, 6.20%, 4/01/39	12,500,000	12,697,125
Pennsylvania State GO, Refunding, First Series, AGMC Insured, 5.00%, 8/15/26	20,805,000	23,491,550
Pennsylvania State Turnpike Commission Turnpike Revenue,
Subordinate, Convertible Capital Appreciation, Series C, AGMC Insured, 6.25%, 6/01/33	5,000,000	5,978,250
Subordinate, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	8,690,000	8,844,682
Subordinate, Series B, Pre-Refunded, 5.75%, 6/01/39	20,000,000	20,442,200
Subseries A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	1,310,000	1,333,318
Philadelphia GO,
Refunding, Series A, AGMC Insured, 5.00%, 8/01/24	9,805,000	10,013,651
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/24	1,195,000	1,222,413
Philadelphia Municipal Authority Lease Revenue, Pre-Refunded, 6.375%, 4/01/29	4,500,000	4,584,015
Philadelphia School District GO,
Refunding, Series F, 5.00%, 9/01/33	6,415,000	6,968,037
Refunding, Series F, 5.00%, 9/01/36	4,090,000	4,399,449
Philadelphia Water and Wastewater Revenue,
Series A, 5.00%, 7/01/45	15,000,000	16,114,350
Series C, AGMC Insured, 5.00%, 8/01/40	7,000,000	7,277,550
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise Tower Revenue, Refunding, AGMC Insured, 5.00%, 2/01/35	18,000,000	18,710,640
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B, Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	15,000,000	15,755,850
State Public School Building Authority Revenue, Commonwealth of Pennsylvania, School Lease, The School District of Philadelphia Project, Refunding, Series A, AGMC Insured, 5.00%, 6/01/32	10,000,000	10,922,400
Westmoreland County Municipal Authority Revenue, Municipal Service, Refunding, BAM Insured, 5.00%, 8/15/42	17,205,000	18,524,796

		300,694,244

Rhode Island 0.9%
Rhode Island Convention Center Authority Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 5/15/27	17,300,000	17,637,004
Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligation Group, Refunding, 5.00%, 5/15/39	5,500,000	5,843,695
Rhode Island Housing and Mortgage Finance Corp. Revenue,
Homeownership Opportunity, Refunding, Series 15-A, 6.85%, 10/01/24	120,000	120,353
Homeownership Opportunity, Series 10-A, 6.50%, 10/01/22	210,000	210,611
Homeownership Opportunity, Series 10-A, 6.50%, 4/01/27	130,000	130,589
Rhode Island State Health and Educational Building Corp. Higher Education Facilities Revenue, Brown University Issue, Refunding, Series A, 5.00%, 9/01/39	9,000,000	9,203,760

franklintempleton.com	Semiannual Report	33

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Rhode Island (continued)
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue,
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B, AGMC Insured, Pre-Re, 5.00%, 9/15/30	$7,535,000	$7,927,649
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B, AGMC Insured, Pre-Re, 5.00%, 9/15/35	4,500,000	4,734,495
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B, AGMC Insured, Pre-Re, 5.00%, 9/15/40	10,270,000	10,805,169
New England Institute of Technology Issue, Series A, Pre-Refunded, 5.125%, 3/01/40	16,435,000	17,063,639
Rhode Island State Health and Educational Building Corp. Revenue,
Hospital Financing, Lifespan Obligated Group Issue, Series A, Pre-Refunded, 7.00%, 5/15/39	8,200,000	8,420,580
Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%, 5/15/37	10,000,000	10,760,100

		92,857,644

South Carolina 0.9%
Greenwood County Hospital Revenue,
Facilities Self Regional Healthcare, Refunding, 4.00%, 10/01/37	8,465,000	8,332,184
Facilities Self Regional Healthcare, Refunding, 4.00%, 10/01/39	1,195,000	1,150,630
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL Insured, 6.25%, 1/01/21	200,000	216,398
Rock Hill Utility System Revenue,
Combined Utility System, Refunding, 5.00%, 1/01/41	7,690,000	8,288,589
Combined Utility System, Refunding, 5.00%, 1/01/47	5,000,000	5,369,700
South Carolina Jobs EDA Hospital Revenue,
AnMed Health Project, Improvement, Series B, Assured Guaranty, Pre-Refunded, 5.375%, 2/01/29	4,000,000	4,034,040
McLeod Health Projects, Refunding and Improvement, 5.00%, 11/01/48	20,000,000	21,699,200
Palmetto Health, Improvement, Pre-Refunded, 5.75%, 8/01/39	3,000,000	3,084,270
South Carolina State Public Service Authority Revenue,
Refunding and Improvement, Series A, 5.00%, 12/01/55	20,000,000	20,667,000
Series A, Pre-Refunded, 5.50%, 1/01/38	7,500,000	7,544,550
Spartanburg Water System Revenue, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	6,000,000	6,108,540
Woodruff Roebuck Water District Revenue, South Carolina Water System Improvement, AGMC Insured, Pre-Refunded, 5.00%, 6/01/40	3,000,000	3,134,040

		89,629,141

South Dakota 0.7%
Huron School District No. 2-2 GO, 5.00%, 6/15/39	4,000,000	4,441,080
South Dakota State Building Authority Revenue, Refunding, Series A, 5.00%, 6/01/42	5,450,000	6,064,106
South Dakota State Health and Educational Facilities Authority Revenue,
Avera Health Issue, Refunding, 4.00%, 7/01/42	10,000,000	9,701,400
Avera Health Issue, Refunding, 5.00%, 7/01/46	13,000,000	13,845,260
Regional Health, 4.00%, 9/01/37	10,920,000	10,734,906
Regional Health, 5.00%, 9/01/40	10,000,000	10,830,100
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/38	3,475,000	3,833,967
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46	6,005,000	6,438,441
Vocational Education Program, Series A, 5.125%, 8/01/46	7,000,000	7,473,130

		73,362,390

Tennessee 1.3%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	8,880,460
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	115,000	115,283
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Refunding, Series A, 5.00%, 1/01/42	35,000,000	37,390,150

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Tennessee (continued)
Memphis-Shelby County Airport Authority Airport Revenue,
5.00%, 7/01/43	$7,500,000	$8,145,975
5.00%, 7/01/47	11,000,000	11,910,580
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Green Bonds, Subordinate, Series A, 5.00%, 7/01/46	6,000,000	6,724,500
Subordinate, Refunding, Series B, 5.00%, 7/01/42	21,645,000	24,362,529
Subordinate, Refunding, Series B, 5.00%, 7/01/46	15,925,000	17,847,944
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Series A, 5.00%, 11/01/47	15,000,000	16,711,500

		132,088,921

Texas 13.4%
Arlington Special Tax Revenue, Tarrant County, senior lien, Series A, AGMC Insured, 4.00%, 2/15/44	20,000,000	19,655,000
Austin Community College District Public Facility Corp. Lease Revenue, Hays New Campus Project, Travis Williamson Hays Bastrop Lee and Caldwell Counties, 5.00%, 8/01/36	5,700,000	6,142,890
Austin Electric Utility System Revenue, Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/45	10,000,000	10,987,100
Austin Water and Wastewater System Revenue, Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/38	20,000,000	21,790,600
Central Texas Regional Mobility Authority Revenue,
senior lien, Pre-Refunded, 6.00%, 1/01/41	14,000,000	15,086,820
senior lien, Refunding, 5.00%, 1/01/40	12,505,000	13,429,620
senior lien, Refunding, 5.00%, 1/01/46	11,245,000	12,061,949
senior lien, Series A, 5.00%, 1/01/45	5,000,000	5,359,150
Corpus Christi Utility System Revenue,
Improvement, junior lien, 5.00%, 7/15/38	6,000,000	6,467,760
Improvement, junior lien, 5.00%, 7/15/43	7,000,000	7,523,600
Improvement, junior lien, Series A, 5.00%, 7/15/40	13,200,000	14,381,400
Crowley ISD, GO, Tarrant and Johnson Counties, School Building, PSF Guarantee, 5.00%, 8/01/45	10,000,000	10,925,400
Dallas Area Rapid Transit Sales Tax Revenue,
Refunding, Series A, 5.00%, 12/01/46	10,000,000	10,992,500
Refunding, Series A, 5.00%, 12/01/48	12,200,000	13,394,746
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34	18,975,000	19,410,856
Dallas Waterworks and Sewer System Revenue,
Pre-Refunded, 5.00%, 10/01/35	4,515,000	4,755,785
Refunding, 5.00%, 10/01/35	5,485,000	5,751,132
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	25,000,000	26,036,250
Joint Refunding, Series D, 5.25%, 11/01/32	10,000,000	11,017,400
Ector County ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/36	10,355,000	11,324,642
Forney ISD, GO, Refunding, PSF Guarantee, 5.00%, 8/15/37	15,000,000	16,538,400
Frisco ISD,
GO, Collin and Denton Counties, School Building, Refunding, Series B, PSF Guarantee, 5.00%, 8/15/41	10,000,000	11,028,400
GO, Collin and Denton Counties, School Building, Refunding, Series B, PSF Guarantee, 5.00%, 8/15/46	20,000,000	21,985,200
Goose Creek Consolidated ISD, GO, Schoolhouse, PSF Guarantee, Pre-Refunded, 5.00%, 2/15/38	6,045,000	6,686,495
Grand Parkway Transportation Corp. System Toll Revenue,
Capital Appreciation, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	9,162,100
Tela Supported, Subordinate Tier, Series A, 5.00%, 10/01/48	7,720,000	8,504,970
Harris County Cultural Education Facilities Finance Corp. Revenue,
Houston Methodist Hospital, 5.00%, 12/01/45	30,000,000	32,294,700
Memorial Hermann Health System, 5.00%, 7/01/45	15,000,000	16,011,450

franklintempleton.com	Semiannual Report	35

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Series B, Pre-Refunded, 7.25%, 12/01/35	$13,500,000	$13,558,185
Harris County Toll Road Revenue, senior lien, Refunding, Series A, 5.00%, 8/15/43	8,000,000	8,870,320
Hays County GO, Road, Pre-Refunded, 5.00%, 2/15/36	6,960,000	7,211,882
Hidalgo County Regional Mobility Authority Vehicle Registration Revenue,
senior lien, Refunding, 5.25%, 12/01/38	5,000,000	5,553,750
senior lien, Refunding, 5.00%, 12/01/43	5,000,000	5,440,800
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/36	10,000,000	10,609,000
Hutto ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 8/01/39	10,000,000	10,852,200
Keller ISD, GO, School Building, Pre-Refunded, 5.50%, 2/15/35	10,000,000	10,105,900
Lamar Consolidated ISD, GO, Fort Bend County, Schoolhouse, Refunding, PSF Gurantee, 5.00%, 2/15/43	30,000,000	33,097,500
Laredo Waterworks Sewer System Revenue,
AGMC Insured, 5.00%, 3/01/41	2,500,000	2,631,250
Pre-Refunded, 5.25%, 3/01/40	16,535,000	17,205,494
Refunding, 4.00%, 3/01/41	9,690,000	9,604,728
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, 5.50%, 5/15/36	15,310,000	15,575,169
LCRA Transmission Services Corp. Project, Refunding, 5.00%, 5/15/43	10,000,000	10,935,500
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/36	10,000,000	10,829,000
Lubbock-Cooper ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/41	12,500,000	13,771,375
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas, Pre- Refunded, 6.25%, 2/15/37	5,000,000	5,062,100
Mesquite ISD, GO, Dallas County, School Building, PSF Gurantee, 5.00%, 8/15/43	11,845,000	13,121,654
Midlothian ISD, GO, School Building, Series A, PSF Guarantee, 5.00%, 2/15/47	11,865,000	13,018,634
New Hope Cultural Education Facilities Finance Corp. Revenue, Texas A&M University Project, Series A-1, 5.00%, 4/01/46	6,000,000	6,489,420
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF-Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/37	2,500,000	2,588,425
Collegiate Housing Corpus Christi II, Texas A&M University Corpus Christi Project, Series A, 5.00%, 4/01/48	7,825,000	7,706,138
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	10,000,000	8,590,100
North East Regional Mobility Authority Revenue, senior lien, Series A, 5.00%, 1/01/41	16,750,000	17,837,243
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	40,000,000	41,327,200
North Harris County Regional Water Authority Revenue,
senior lien, Pre-Refunded, 5.25%, 12/15/33	27,000,000	27,109,890
senior lien, Pre-Refunded, 5.50%, 12/15/38	25,000,000	25,109,250
senior lien, Refunding, 4.00%, 12/15/41	20,000,000	20,165,000
senior lien, Refunding, 5.00%, 12/15/46	18,460,000	20,088,541
North Texas Tollway Authority Revenue,
first tier, Series A, 6.25%, 1/01/39	2,270,000	2,284,528
first tier, Series A, Pre-Refunded, 6.25%, 1/01/39	10,230,000	10,301,201
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	29,596,000
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/37	7,500,000	3,147,150
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/43	7,500,000	2,005,875
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	29,346,000
System, first tier, Refunding, Series A, 5.00%, 1/01/39	10,000,000	10,863,500
System, first tier, Refunding, Series A, 5.00%, 1/01/39	8,000,000	8,814,720
System, first tier, Refunding, Series A, 5.00%, 1/01/43	40,000,000	43,748,000
System, first tier, Refunding, Series A, 5.00%, 1/01/48	33,500,000	36,368,605
System, first tier, Series K, Subseries K-2, Assured Guaranty, Pre-Refunded, 6.00%, 1/01/38	15,000,000	15,098,250

36	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
North Texas Tollway Authority Revenue, (continued)
[a]System, second tier, Refunding, 5.00%, 1/01/48	$25,250,000	$27,245,002
System, second tier, Refunding, Series A, 5.00%, 1/01/35	10,000,000	10,865,200
System, second tier, Refunding, Series A, 5.00%, 1/01/38	10,000,000	10,790,200
System, second tier, Refunding, Series B, 5.00%, 1/01/48	10,000,000	10,718,900
Palestine ISD, GO, Anderson County, School Building, Assured Guaranty, Pre-Refunded, 5.50%, 2/15/39	12,530,000	12,659,059
Prosper ISD, GO, School Building, PSF Guarantee, 5.00%, 2/15/47	9,725,000	10,751,182
Red River Education Financing Corp. Higher Education Revenue, St. Edwards University Project, Refunding, 5.00%, 6/01/46	2,250,000	2,383,740
San Antonio Airport System Revenue, Passenger Facility Charge, sub. lien, Improvement and Refunding, AGMC Insured, 5.375%, 7/01/40	5,000,000	5,236,850
San Antonio Electric and Gas Systems Revenue, junior lien, 5.00%, 2/01/38	10,000,000	10,770,800
San Antonio Public Facilities Corp. Lease Revenue, Improvement and Refunding, Lease, Convention Center Refinancing and Expansion Project, 4.00%, 9/15/42	36,500,000	36,615,705
San Antonio Water System Revenue,
Bexar County, junior lien, Refunding, Series A, 5.00%, 5/15/43	6,000,000	6,662,640
Bexar County, junior lien, Refunding, Series A, 5.00%, 5/15/48	10,000,000	11,061,900
San Jacinto River Authority Special Project Revenue,
Group Project, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,119,000
Group Project, AGMC Insured, 5.00%, 10/01/37	3,000,000	3,067,560
San Marcos Electric Utility System Revenue, Hays Caldwell and Guadalupe Counties, BAM Insured, 5.00%, 11/01/33	6,300,000	6,791,022
Schertz-Cibolo-Universal City ISD, GO, School Building, PSF Guarantee, 5.00%, 2/01/42	10,000,000	10,979,200
Southwest Higher Education Authority Revenue, Southern Methodist University Project, Series A, 5.00%, 10/01/38	24,380,000	26,568,593
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue,
Cook Children’s Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000	10,934,300
Hendrick Medical Center Obligation Group, Refunding, 5.50%, 9/01/43	5,350,000	5,811,545
Tarrant County Cultural Education Facilities Finance Corp. Revenue,
Christus Health, Series B, 5.00%, 7/01/43	10,000,000	10,724,200
Texas Health Resources System, Series A, 5.00%, 11/15/52	5,000,000	5,335,350
Tarrant County Health Facilities Development Corp. Health System Revenue,
Harris Methodist Health System, FGIC Insured, ETM, 6.00%, 9/01/24	2,680,000	2,990,585
Harris Methodist Health System, NATL Insured, ETM, 6.00%, 9/01/24	2,230,000	2,488,435
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	10,000,000	10,697,900
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%, 10/01/20	500,000	545,455
Texas State GO,
Transportation Commission, Refunding, Series A, 5.00%, 10/01/39	30,000,000	33,074,700
Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000	7,148,470
Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%, 9/01/40	15,250,000	15,871,743
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, AGMC Insured, 5.00%, 8/15/41	16,000,000	17,077,440
first tier, Refunding, Series A, BAM Insured, 5.00%, 8/15/41	9,665,000	10,315,841
first tier, Refunding, Series B, 5.00%, 8/15/37	10,000,000	10,833,500
second tier, Refunding, Series C, 5.00%, 8/15/37	15,000,000	15,846,450
second tier, Refunding, Series C, 5.00%, 8/15/42	10,000,000	10,495,600
Texas State Water Development Board Revenue,
State Water Implementation, Master Trust, Series A, 4.00%, 10/15/42	50,000,000	50,036,500
State Water Implementation Fund, Master Trust, Series B, 5.00%, 4/15/49	15,000,000	16,703,550
West Travis County Public Utility Agency Revenue, Refunding, BAM Insured, 4.00%, 8/15/41	5,000,000	4,977,550

		1,404,541,459

franklintempleton.com	Semiannual Report	37

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Utah 1.3%
Central Utah Water Conservancy District Water Revenue,
Refunding, Series B, 4.00%, 10/01/37	$2,600,000	$2,668,640
Refunding, Series B, 4.00%, 10/01/38	10,000,000	10,233,400
Jordan Valley Water Conservancy District Water Revenue,
Refunding, Series B, 4.00%, 10/01/41	6,000,000	6,017,700
Series B, Pre-Refunded, 5.00%, 10/01/41	15,000,000	16,014,750
Salt Lake City Airport Revenue,
Salt Lake City International Airport, Series A, 5.00%, 7/01/47	10,000,000	10,733,200
[b] Salt Lake City International Airport, Series A, 5.25%, 7/01/48	10,000,000	11,043,900
Series A, 5.00%, 7/01/42	15,000,000	16,156,650
State Board of Regents University of Utah Revenue,
General, Refunding, Series A, 5.00%, 8/01/44	12,240,000	13,669,509
General, Series A, Pre-Refunded, 5.00%, 8/01/43	21,975,000	24,607,165
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Pre-Refunded, 5.25%, 12/01/27	9,735,000	10,063,946
Utah State Municipal Power Agency Supply System Revenue, Series B, 5.00%, 7/01/38	10,000,000	10,972,000
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	7,831,370

		140,012,230

Vermont 0.4%
Vermont Educational and Health Buildings Financing Agency Revenue,
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	10,264,700
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	27,819,134
The University of Vermont Medical Center Project, Refunding, Series A, 5.00%, 12/01/36	5,000,000	5,488,450

		43,572,284

Virginia 0.6%
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,374,480
Hampton Roads Sanitation District Wastewater Revenue, Subordinate, Series A, 5.00%, 10/01/47	14,575,000	16,165,570
Hampton Roads Transportation Accountability Commission Revenue, Transportation Fund, senior lien, Series A, 5.00%, 7/01/42	25,000,000	28,063,000
Virginia State Resources Authority Infrastructure Revenue,
Virginia Pooled Financing Program, Refunding, Series A, 5.00%, 11/01/39	7,380,000	8,007,447
Virginia Pooled Financing Program, Series A, Pre-Refunded, 5.00%, 11/01/39	4,975,000	5,497,226

		66,107,723

Washington 2.5%
FYI Properties Lease Revenue,
Washington State District Project, 5.50%, 6/01/34	11,935,000	12,140,521
Washington State District Project, 5.50%, 6/01/39	16,250,000	16,524,137
King County GO, Sewer Revenues, Pre-Refunded, 5.125%, 1/01/33	10,000,000	10,054,200
King County Sewer Revenue,
Pre-Refunded, 5.00%, 1/01/32	7,085,000	7,416,649
Refunding, 5.00%, 7/01/49	12,000,000	13,296,840
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%, 12/01/36	5,000	5,013
Port of Seattle Revenue, intermediate lien, Series A, 5.00%, 5/01/43	15,500,000	16,641,885
Seattle Municipal Light and Power Revenue,
Improvement and Refunding, Series C, 4.00%, 9/01/36	22,170,000	22,683,014
Improvement and Refunding, Series C, 4.00%, 9/01/40	10,650,000	10,768,215
University of Washington Revenues, 5.00%, 4/01/48	29,450,000	32,690,089

38	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Washington (continued)
Washington Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 6.75%, 7/01/29	$5,000,000	$5,154,650
Fred Hutchinson Cancer Research Center, Refunding, Series A, 5.00%, 1/01/47	10,000,000	10,661,400
Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33	7,500,000	7,695,600
MultiCare Health System, Refunding, Series B, 4.00%, 8/15/41	25,000,000	24,521,750
MultiCare Health System, Series B, Assured Guaranty, Pre-Refunded, 6.00%, 8/15/39	3,000,000	3,093,270
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	10,175,000	10,917,063
Providence Health and Services, Refunding, Series D, 5.00%, 10/01/41	10,000,000	10,684,500
Seattle Children’s Hospital, Refunding, Series B, 5.00%, 10/01/38	15,000,000	16,300,200
Washington State Convention Center Public Facilities District Revenue, Lodging Tax, 5.00%, 7/01/43	13,870,000	15,169,757
Washington State GO, Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%, 6/01/33	5,000,000	5,305,250
Washington State Higher Education Facilities Authority Revenue,
Whitworth University Project, Pre-Refunded, 5.375%, 10/01/29	3,000,000	3,088,680
Whitworth University Project, Pre-Refunded, 5.875%, 10/01/34	6,000,000	6,204,360

		261,017,043

West Virginia 1.0%
Berkeley County Public Service Sewer District Sewer Revenue, Refunding, Series B, BAM Insured, 5.00%, 6/01/36	1,000,000	1,094,910
West Virginia EDA Lottery Revenue, Series A, Pre-Refunded, 5.00%, 6/15/35	9,415,000	9,845,736
West Virginia Hospital Finance Authority Revenue,
Hospital, Improvement, Cabell Huntington Hospital Obligated Group, Refunding, Series A, 5.00%, 1/01/43	13,250,000	14,141,460
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%, 6/01/42	7,000,000	7,436,030
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%, 6/01/47	5,000,000	5,292,900
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%, 6/01/52	20,700,000	21,860,649
West Virginia State GO, Series A, NATL Insured, Pre-Refunded, 5.20%, 11/01/26	10,000,000	10,200,000
West Virginia State University Revenues, West Virginia University Projects, Series A, 5.00%, 10/01/44	21,800,000	23,873,834
West Virginia State Water Development Authority Infrastructure Revenue,
West Virginia Infrastructure and Jobs Development Council Program, Refunding, Series A, 5.00%, 10/01/36	5,000,000	5,381,850
West Virginia Infrastructure and Jobs Development Council Program, Refunding, Series A, 5.00%, 10/01/45	5,435,000	5,781,427

		104,908,796

Wisconsin 1.3%
Monroe RDAR, The Monroe Clinic Inc., Pre-Refunded, 6.00%, 2/15/39	11,790,000	11,928,768
Superior Limited Obligation Revenue, Midwest Energy Resources Company Project, Refunding, Series E, NATL Insured, 6.90%, 8/01/21	3,000,000	3,345,660
Wisconsin Health and Educational Facilities Authority Revenue,
Marquette University, Refunding, Series B-1, 5.00%, 10/01/30	3,880,000	3,998,146
Marquette University, Refunding, Series B-2, 5.00%, 10/01/30	2,540,000	2,617,343
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/30	2,985,000	3,080,341
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/33	1,500,000	1,548,780
Marquette University, Series B-2, Pre-Refunded, 5.00%, 10/01/30	930,000	960,774
Marquette University, Series B-3, 5.00%, 10/01/30	1,570,000	1,617,807
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/30	580,000	599,192
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/33	1,750,000	1,807,908
Marshfield Clinic Health System Inc., Refunding, Series C, 5.00%, 2/15/47	37,795,000	40,025,661

franklintempleton.com	Semiannual Report	39

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority Revenue, (continued)
Thedacare Inc., Series A, 5.50%, 12/15/38	$5,000,000	$5,143,700
Wisconsin State General Fund Annual Appropriation Revenue,
Series A, Pre-Refunded, 6.00%, 5/01/33	25,290,000	25,809,709
Series A, Pre-Refunded, 6.00%, 5/01/36	20,000,000	20,411,000
Wisconsin State Health and Educational Facilities Authority Revenue, Children’s Hospital of Wisconsin, Refunding, 4.00%, 8/15/42	15,000,000	14,616,900

		137,511,689

Wyoming 0.1%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series A, 5.75%, 7/15/39	5,500,000	5,630,515
Wyoming Municipal Power Agency Power Supply System Revenue, Series A, BAM Insured, 5.00%, 1/01/42	7,000,000	7,599,830

		13,230,345

U.S. Territories 0.2%
Puerto Rico 0.2%
[c] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	18,925,000	12,064,688
Series XX, 5.25%, 7/01/40	15,000,000	9,600,000

		21,664,688

Total Municipal Bonds (Cost $10,173,585,704) 99.7%		10,461,335,817
Other Assets, less Liabilities 0.3%		34,140,925

Net Assets 100.0%		$10,495,476,742

See Abbreviations on page 51.

†Rounds to less than 0.1% of net assets.

aSecurity purchased on a when-issued basis. See Note 1(b).

bSecurity purchased on a delayed delivery basis. See Note 1(b).

cSee Note 7 regarding defaulted securities.

40	Semiannual Report	| The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Financial Statements

Statement of Assets and Liabilities

October 31, 2018 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$10,173,585,704

Value - Unaffiliated issuers	$10,461,335,817
Cash	3,633,042
Receivables:
Capital shares sold	7,929,613
Interest	139,746,311
Other assets	3,403

Total assets	10,612,648,186

Liabilities:
Payables:
Investment securities purchased	92,526,568
Capital shares redeemed	18,002,916
Management fees	3,930,689
Distribution fees	1,275,890
Transfer agent fees	909,457
Accrued expenses and other liabilities	525,924

Total liabilities	117,171,444

Net assets, at value	$10,495,476,742

Net assets consist of:
Paid-in capital	$10,625,651,371
Total distributable earnings (loss)	(130,174,629)

Net assets, at value	$10,495,476,742

Class A:
Net assets, at value	$247,424,364

Shares outstanding	21,570,778

Net asset value per share[a]	$11.47

Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.98

Class A1:
Net assets, at value	$7,978,467,533

Shares outstanding	695,509,927

Net asset value per share[a]	$11.47

Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.98

Class C:
Net assets, at value	$897,017,078

Shares outstanding	78,249,260

Net asset value and maximum offering price per share[a]	$11.46

Class R6:
Net assets, at value	$175,059,957

Shares outstanding	15,250,965

Net asset value and maximum offering price per share	$11.48

Advisor Class :
Net assets, at value	$1,197,507,810

Shares outstanding	104,279,495

Net asset value and maximum offering price per share	$11.48

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. |	Semiannual Report	41

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended October 31, 2018 (unaudited)

Investment income:
Interest:
Unaffiliated issuers	$237,564,015

Expenses:
Management fees (Note 3a)	24,719,152
Distribution fees: (Note 3c)
Class A	25,627
Class A1	4,231,745
Class C	3,772,173
Transfer agent fees: (Note 3e)
Class A	6,066
Class A1	2,850,628
Class C	391,606
Class R6	38,961
Advisor Class	412,143
Custodian fees (Note 4)	47,869
Reports to shareholders	185,489
Registration and filing fees	183,930
Professional fees	179,049
Trustees’ fees and expenses	66,329
Other	245,371

Total expenses	37,356,138
Expense reductions (Note 4)	(9,577)

Net expenses	37,346,561

Net investment income	200,217,454

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(8,185,389)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(182,623,893)

Net realized and unrealized gain (loss)	(190,809,282)

Net increase (decrease) in net assets resulting from operations	$9,408,172

42	Semiannual Report	| The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended October 31, 2018 (unaudited)	Year Ended April 30, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$200,217,454	$436,815,363
Net realized gain (loss)	(8,185,389)	(167,936,251)
Net change in unrealized appreciation (depreciation)	(182,623,893)	(164,114,748)

Net increase (decrease) in net assets resulting from operations	9,408,172	104,764,364

Distributions to shareholders: (Note 1d)
Class A	(71,905)	—
Class A1	(158,454,242)	(339,166,473)
Class M	(32)	(47)
Class C	(18,745,907)	(42,090,359)
Class R6	(6,251,030)	(5,620,544)
Advisor Class	(23,326,674)	(56,997,094)

Total distributions to shareholders	(206,849,790)	(443,874,517)

Capital share transactions: (Note 2)
Class A	247,519,471	—
Class A1	(488,558,341)	(469,700,466)
Class M	(4,922)	5,000
Class C	(302,887,007)	(154,348,270)
Class R6	(185,232,964)	374,249,871
Advisor Class	12,119,230	(388,841,492)

Total capital share transactions.	(717,044,533)	(638,635,357)

Net increase (decrease) in net assets	(914,486,151)	(977,745,510)
Net assets:
Beginning of period	11,409,962,893	12,387,708,403

End of period (Note 1d)	$10,495,476,742	$11,409,962,893

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6 and Advisor Class. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

Effective January 25, 2018, the Fund began offering a new class of shares, Class M. Class M was closed to investors effective at the close of market June 8, 2018.

Effective September 10, 2018, Class A shares were renamed Class A1 and the Fund began offering a new class of shares, Class A. Class A1 shares are only offered to existing Class A1 shareholders.

The following summarizes the Fund’s significant accounting policies.

a.  Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b.  Securities Purchased on a When-Issued and Delayed Delivery Basis

The Fund purchases securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c.  Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2018, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e.  Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  Organization and Significant Accounting Policies (continued)

g.  Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. Such disclosure changes are included in the Statements of Changes in Net Assets, therefore prior period amounts are presented below.

For the year ended April 30, 2018, distributions to shareholders were as follows:

Distributions from net investment income:
Class A1	$(339,166,473)
Class M	(47)
Class C	(42,090,359)
Class R6	(5,620,544)
Advisor Class	(56,997,094)

For the year ended April 30, 2018, undistributed net investment income included in net assets was $22,383,334.

2.  Shares of Beneficial Interest

At October 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended October 31, 2018[a,b]		Year Ended April 30, 2018[c,d]
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold[e]	22,141,599	$254,078,238
Shares issued in reinvestment of distributions	5,842	67,473
Shares redeemed	(576,663)	(6,626,240)

Net increase (decrease)	21,570,778	$247,519,471

Class A1 Shares:
Shares sold	24,889,806	$289,396,760	73,028,535	$871,574,079
Shares issued in reinvestment of distributions	12,107,004	141,090,637	25,257,992	301,272,020
Shares redeemed	(79,045,885)	(919,045,738)	(137,858,514)	(1,642,546,565)

Net increase (decrease)	(42,049,075)	$(488,558,341)	(39,571,987)	$(469,700,466)

Class M Shares:
Shares sold	—	$—	421	$5,000
Shares redeemed	(421)	(4,922)	—	—

Net increase (decrease)	(421)	$(4,922)	421	$5,000

Class C Shares:
Shares sold	2,946,747	$34,285,223	9,367,235	$111,923,358
Shares issued in reinvestment of distributions	1,466,854	17,092,280	3,190,500	38,054,402
Shares redeemed[e]	(30,692,732)	(354,264,510)	(25,508,244)	(304,326,030)

Net increase (decrease)	(26,279,131)	$(302,887,007)	(12,950,509)	$(154,348,270)

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Six Months Ended October 31, 2018[a,b]		Year Ended April 30, 2018[c,d]
	Shares	Amount	Shares	Amount
Class R6 Shares:
Shares sold	2,841,239	$33,133,791	33,911,537	$405,677,112
Shares issued in reinvestment of distributions	503,013	5,866,271	463,632	5,483,895
Shares redeemed	(19,350,786)	(224,233,026)	(3,117,670)	(36,911,136)

Net increase (decrease)	(16,006,534)	$(185,232,964)	31,257,499	$374,249,871

Advisor Class Shares:
Shares sold	16,466,608	$192,151,970	36,899,463	$441,364,947
Shares issued in reinvestment of distributions	1,677,082	19,559,227	4,015,476	47,980,826
Shares redeemed	(17,118,806)	(199,591,967)	(73,426,328)	(878,187,265)

Net increase (decrease)	1,024,884	$12,119,230	(32,511,389)	$(388,841,492)

aFor the period September 10, 2018 (effective date) to October 31, 2018, for Class A.

bClass M was closed to investors on June 8, 2018.

cFor the period August 1, 2017 (effective date) to April 30, 2018, for Class R6.

dFor the period January 25, 2018 (effective date) to April 30, 2018, for Class M.

eMay include a portion of Class C shares that were automatically converted to Class A.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the period ended October 31, 2018, the annualized gross effective investment management fee rate was 0.442% of the Fund’s average daily net assets.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.  Transactions with Affiliates (continued)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class A1	0.10%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$326,925
CDSC retained	$43,107

Effective September 10, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A and A1 shares. Further details are disclosed in the Fund’s Prospectus.

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. The fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended October 31, 2018, the Fund paid transfer agent fees of $3,699,404 of which $1,579,100 was retained by Investor Services.

f. Interfund Transactions

The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended October 31, 2018, these purchase and sale transactions aggregated $160,820,000 and $83,950,000, respectively.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4.  Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended October 31, 2018, the custodian fees were reduced as noted in the Statement of Operations.

5.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At April 30, 2018, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2019	$17,435,155
Capital loss carryforwards not subject to expiration:
Short Term	153,015,785
Long Term	232,148,067

Total capital loss carryforwards	$402,599,007	[a]

a Includes $54,890,384 from the acquired Franklin Insured Tax-Free Income Fund, which may be carried over to offset future capital gains, subject to certain limitations.

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$10,195,637,007

Unrealized appreciation	$388,985,717
Unrealized depreciation	(123,286,907)

Net unrealized appreciation (depreciation)	$265,698,810

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums, wash sales, bond workout expenditures.

6.  Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2018, aggregated $884,413,583 and $1,481,187,657, respectively.

7.  Defaulted Securities

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At October 31, 2018, the aggregate value of these securities was $21,664,688, representing 0.2% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8.  Concentration of Risk

Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

9.  Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2018, the Fund did not use the Global Credit Facility.

10.  Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At October 31, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

11.  New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

In August 2018, FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

12.  Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.	IDAR	Industrial Development Authority Revenue
AMBAC	American Municipal Bond Assurance Corp.	IDB	Industrial Development Bond/Board
BAM	Build America Mutual Assurance Co.	IDC	Industrial Development Corp.
BHAC	Berkshire Hathaway Assurance Corp.	ISD	Independent School District
CDA	Community Development Authority/Agency	MFH	Multi-Family Housing
COP	Certificate of Participation	MFMR	Multi-Family Mortgage Revenue
EDA	Economic Development Authority	MTA	Metropolitan Transit Authority
EDC	Economic Development Corp.	NATL	National Public Financial Guarantee Corp.
ETM	Escrow to Maturity	PCC	Pollution Control Corp.
FGIC	Financial Guaranty Insurance Co.	PCR	Pollution Control Revenue
FHLMC	Federal Home Loan Mortgage Corp.	PSF	Permanent School Fund
FICO	Financing Corp.	RDA	Redevelopment Agency/Authority
GARB	General Airport Revenue Bonds	RDAR	Redevelopment Agency Revenue
GO	General Obligation	SPA	Standby Purchase Agreement
HFA	Housing Finance Authority/Agency	UHSD	Unified/Union High School District
HFAR	Housing Finance Authority Revenue	USD	Unified/Union School District
IDA	Industrial Development Authority/Agency

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

52	Semiannual Report	franklintempleton.com

Semiannual Report and Shareholder Letter

Franklin Federal Tax-Free Income Fund

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018 Franklin Templeton Investments. All rights reserved.	1116 S 12/18

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By	/s/ MATTHEW T. HINKLE

Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date	December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE

Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date	December 27, 2018

By	/s/ GASTON GARDEY

Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date	December 27, 2018